UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK,			EH1 3AN
(Address of principal executive offices)			(Zip code)

Gareth Griffiths 1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

BAILLIE GIFFORD FUNDS

International Equity Fund

EAFE Fund

EAFE Choice Fund

EAFE Pure Fund

Emerging Markets Fund

Global Alpha Equity Fund

Long Term Global Growth Equity Fund

U.S. Equity Growth Fund

International Choice Fund

Semi-Annual Report

June 30, 2017

(unaudited)

Index

Page Number
01	Fund Expenses
International Equity Fund
07	Industry Diversification Table
09	Portfolio of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
Financial Highlights
18	Selected Data for Class 2
19	Selected Data for Class 3
20	Selected Data for Class 5
21	Selected Data for Class K
22	Selected Data for Institutional Class
EAFE Fund
23	Industry Diversification Table
24	Portfolio of Investments
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets
Financial Highlights
31	Selected Data for Class 2
32	Selected Data for Class 3
33	Selected Data for Class 4
34	Selected Data for Class 5
35	Selected Data for Class K
36	Selected Data for Institutional Class
EAFE Choice Fund
37	Industry Diversification Table
39	Portfolio of Investments
43	Statement of Assets and Liabilities
44	Statement of Operations
45	Statements of Changes in Net Assets
Financial Highlights
46	Selected Data for Class 2
47	Selected Data for Class 3
48	Selected Data for Class K
49	Selected Data for Institutional Class
EAFE Pure Fund
50	Industry Diversification Table
51	Portfolio of Investments
54	Statement of Assets and Liabilities
55	Statement of Operations
56	Statements of Changes in Net Assets
Financial Highlights
57	Selected Data for Class 2
58	Selected Data for Class 3
59	Selected Data for Class K
60	Selected Data for Institutional Class
Emerging Markets Fund
61	Industry Diversification Table
63	Portfolio of Investments
67	Statement of Assets and Liabilities
68	Statement of Operations
69	Statements of Changes in Net Assets
Financial Highlights
71	Selected Data for Class 2
72	Selected Data for Class 3
Page Number
73	Selected Data for Class 5
74	Selected Data for Class K
75	Selected Data for Institutional Class
Global Alpha Equity Fund
76	Industry Diversification Table
78	Portfolio of Investments
83	Statement of Assets and Liabilities
84	Statement of Operations
85	Statements of Changes in Net Assets
Financial Highlights
86	Selected Data for Class 2
87	Selected Data for Class 3
88	Selected Data for Class K
89	Selected Data for Institutional Class
Long Term Global Growth Equity Fund
90	Industry Diversification Table
91	Portfolio of Investments
93	Statement of Assets and Liabilities
94	Statement of Operations
95	Statements of Changes in Net Assets
Financial Highlights
96	Selected Data for Class 2
97	Selected Data for Class 4
98	Selected Data for Class K
99	Selected Data for Institutional Class
U.S. Equity Growth Fund
100	Industry Diversification Table
101	Portfolio of Investments
103	Statement of Assets and Liabilities
104	Statement of Operations
105	Statements of Changes in Net Assets
Financial Highlights
106	Selected Data for Class K
107	Selected Data for Institutional Class
International Choice Fund
108	Industry Diversification Table
110	Portfolio of Investments
114	Statement of Assets and Liabilities
115	Statement of Operations
116	Statements of Changes in Net Assets
Financial Highlights
117	Selected Data for Class 2
118	Selected Data for Class 3
119	Selected Data for Class 4
120	Notes to Financial Statements
Supplemental Information
152	Management of the Trust
154	Board Considerations Regarding 2017 Contract Renewal

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2017

As a shareholder of the Baillie Gifford International Equity Fund, the Baillie Gifford EAFE Fund, the Baillie Gifford EAFE Choice Fund, the Baillie Gifford EAFE Pure Fund, the Baillie Gifford Emerging Markets Fund, the Baillie Gifford Global Alpha Equity Fund, the Baillie Gifford Long Term Global Growth Equity Fund, the Baillie Gifford U.S. Equity Growth Fund and the Baillie Gifford International Choice Fund (together, the "Funds") you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase fees and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2017

	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Annualized Expense Ratios Based on the Period 1/01/17 to 6/30/17	Expenses Paid(1) During Period
Baillie Gifford International Equity Fund — Class 2
Actual	$1,000	$1,021.00	0.61%	$3.33
Hypothetical (5% return before expenses)	$1,000	$1,021.77	0.61%	$3.06
Baillie Gifford International Equity Fund — Class 3
Actual	$1,000	$1,201.40	0.54%	$2.95
Hypothetical (5% return before expenses)	$1,000	$1,022.12	0.54%	$2.71
Baillie Gifford International Equity Fund — Class 5
Actual	$1,000	$1,201.80	0.46%	$2.51
Hypothetical (5% return before expenses)	$1,000	$1,022.51	0.46%	$2.31
Baillie Gifford International Equity Fund — Class K
Actual*	$1,000	$1,052.30	0.58%	$1.04
Hypothetical (5% return before expenses)	$1,000	$1,021.92	0.58%	$2.91
Baillie Gifford International Equity Fund — Institutional Class
Actual*	$1,000	$1,052.30	0.58%	$1.04
Hypothetical (5% return before expenses)	$1,000	$1,021.92	0.58%	$2.91
Baillie Gifford EAFE Fund — Class 2
Actual	$1,000	$1,254.00	0.60%	$3.35
Hypothetical (5% return before expenses)	$1,000	$1,021.82	0.60%	$3.01
Baillie Gifford EAFE Fund — Class 3
Actual	$1,000	$1,254.50	0.53%	$2.96
Hypothetical (5% return before expenses)	$1,000	$1,022.17	0.53%	$2.66
Baillie Gifford EAFE Fund — Class 4
Actual	$1,000	$1,254.60	0.50%	$2.80
Hypothetical (5% return before expenses)	$1,000	$1,022.32	0.50%	$2.51
Baillie Gifford EAFE Fund — Class 5
Actual	$1,000	$1,254.90	0.45%	$2.52
Hypothetical (5% return before expenses)	$1,000	$1,022.56	0.45%	$2.26

02

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2017

	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Annualized Expense Ratios Based on the Period 1/01/17 to 6/30/17	Expenses Paid(1) During Period
Baillie Gifford EAFE Fund — Class K
Actual*	$1,000	$1,052.40	0.58%	$1.04
Hypothetical (5% return before expenses)	$1,000	$1,021.92	0.58%	$2.91
Baillie Gifford EAFE Fund — Institutional Class
Actual*	$1,000	$1,052.40	0.58%	$1.04
Hypothetical (5% return before expenses)	$1,000	$1,021.92	0.58%	$2.91
Baillie Gifford EAFE Choice Fund — Class 2
Actual	$1,000	$1,196.20	0.64%	$3.49
Hypothetical (5% return before expenses)	$1,000	$1,021.62	0.64%	$3.21
Baillie Gifford EAFE Choice Fund — Class 3
Actual	$1,000	$1,196.70	0.57%	$3.10
Hypothetical (5% return before expenses)	$1,000	$1,021.97	0.57%	$2.86
Baillie Gifford EAFE Choice Fund — Class K
Actual*	$1,000	$1,053.70	0.61%	$1.10
Hypothetical (5% return before expenses)	$1,000	$1,021.77	0.61%	$3.06
Baillie Gifford EAFE Choice Fund — Institutional Class
Actual*	$1,000	$1,053.70	0.61%	$1.10
Hypothetical (5% return before expenses)	$1,000	$1,021.77	0.61%	$3.06
Baillie Gifford EAFE Pure Fund — Class 2
Actual	$1,000	$1,183.90	0.64%	$3.47
Hypothetical (5% return before expenses)	$1,000	$1,021.62	0.64%	$3.21
Baillie Gifford EAFE Pure Fund — Class 3
Actual**	$1,000	$1,088.40	0.54%	$1.53
Hypothetical (5% return before expenses)	$1,000	$1,022.12	0.54%	$2.71
Baillie Gifford EAFE Pure Fund — Class K
Actual*	$1,000	$1,052.10	0.58%	$1.04
Hypothetical (5% return before expenses)	$1,000	$1,021.92	0.58%	$2.91

03

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2017

	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Annualized Expense Ratios Based on the Period 1/01/17 to 6/30/17	Expenses Paid(1) During Period
Baillie Gifford EAFE Pure Fund — Institutional Class
Actual*	$1,000	$1,052.10	0.58%	$1.04
Hypothetical (5% return before expenses)	$1,000	$1,021.92	0.58%	$2.91
Baillie Gifford Emerging Markets Fund — Class 2
Actual	$1,000	$1,270.50	0.84%	$4.73
Hypothetical (5% return before expenses)	$1,000	$1,020.63	0.84%	$4.21
Baillie Gifford Emerging Markets Fund — Class 3
Actual	$1,000	$1,271.00	0.77%	$4.34
Hypothetical (5% return before expenses)	$1,000	$1,020.98	0.77%	$3.86
Baillie Gifford Emerging Markets Fund — Class 5
Actual	$1,000	$1,271.50	0.69%	$3.89
Hypothetical (5% return before expenses)	$1,000	$1,021.37	0.69%	$3.46
Baillie Gifford Emerging Markets Fund — Class K
Actual*	$1,000	$1,059.30	0.80%	$1.44
Hypothetical (5% return before expenses)	$1,000	$1,020.83	0.80%	$4.01
Baillie Gifford Emerging Markets Fund — Institutional Class
Actual*	$1,000	$1,059.30	0.80%	$1.44
Hypothetical (5% return before expenses)	$1,000	$1,020.83	0.80%	$4.01
Baillie Gifford Global Alpha Equity Fund — Class 2
Actual	$1,000	$1,188.50	0.66%	$3.58
Hypothetical (5% return before expenses)	$1,000	$1,021.52	0.66%	$3.31
Baillie Gifford Global Alpha Equity Fund — Class 3
Actual	$1,000	$1,188.90	0.59%	$3.20
Hypothetical (5% return before expenses)	$1,000	$1,021.87	0.59%	$2.96
Baillie Gifford Global Alpha Equity Fund — Class K
Actual*	$1,000	$1,042.30	0.67%	$1.20
Hypothetical (5% return before expenses)	$1,000	$1,021.47	0.67%	$3.36

04

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2017

	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Annualized Expense Ratios Based on the Period 1/01/17 to 6/30/17	Expenses Paid(1) During Period
Baillie Gifford Global Alpha Equity Fund — Institutional Class
Actual*	$1,000	$1,042.30	0.67%	$1.20
Hypothetical (5% return before expenses)	$1,000	$1,021.47	0.67%	$3.36
Baillie Gifford Long Term Global Growth Equity Fund — Class 2
Actual	$1,000	$1,313.80	0.77%	$4.42
Hypothetical (5% return before expenses)	$1,000	$1,020.98	0.77%	$3.86
Baillie Gifford Long Term Global Growth Equity Fund — Class 4
Actual	$1,000	$1,314.40	0.67%	$3.84
Hypothetical (5% return before expenses)	$1,000	$1,021.47	0.67%	$3.36
Baillie Gifford Long Term Global Growth Equity Fund — Class K
Actual*	$1,000	$1,059.50	0.77%	$1.39
Hypothetical (5% return before expenses)	$1,000	$1,020.98	0.77%	$3.86
Baillie Gifford Long Term Global Growth Equity Fund — Institutional Class
Actual*	$1,000	$1,059.50	0.77%	$1.39
Hypothetical (5% return before expenses)	$1,000	$1,020.98	0.77%	$3.86
Baillie Gifford U.S. Equity Growth Fund — Class K
Actual*	$1,000	$1,059.20	0.57%	$1.43
Hypothetical (5% return before expenses)	$1,000	$1,021.97	0.57%	$2.86
Baillie Gifford U.S. Equity Growth Fund — Institutional Class
Actual*	$1,000	$1,059.20	0.57%	$1.43
Hypothetical (5% return before expenses)	$1,000	$1,021.97	0.57%	$2.86
Baillie Gifford International Choice Fund — Class 2
Actual	$1,000	$1,200.40	0.63%	$3.44
Hypothetical (5% return before expenses)	$1,000	$1,021.67	0.63%	$3.16
Baillie Gifford International Choice Fund — Class 3
Actual	$1,000	$1,200.80	0.56%	$3.06
Hypothetical (5% return before expenses)	$1,000	$1,022.02	0.56%	$2.81

05

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2017

	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Annualized Expense Ratios Based on the Period 1/01/17 to 6/30/17	Expenses Paid(1) During Period
Baillie Gifford International Choice Fund — Class 4
Actual***	$1,000	$1,091.30	0.52%	$1.33
Hypothetical (5% return before expenses)	$1,000	$1,022.22	0.52%	$2.61

*  Commencement of operations on April 28, 2017. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 64/365 (to reflect recommencement of operation).

**  Commencement of operations on March 24, 2017. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 99/365 (to reflect recommmencement of operation).

***  Commencement of operations on April 3, 2017. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 89/365 (to reflect recommmencement of operation).

(1)  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Expenses are calculated using the annualized expense ratio for the Funds, which represents the ongoing expenses as a percentage of net assets for the year or period end June 30, 2017. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal year may differ from expense ratios based on the one- year data in the financial highlights.

06

Industry Diversification Table

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford International Equity Fund

	Value	% of Total Net Assets
Aerospace	$9,849,392	0.5%
Aerospace & Defense	15,796,574	0.8
Airlines	66,364,828	3.4
Apparel Retailers	47,911,470	2.4
Asset Managers	14,883,399	0.8
Auto Manufacturers	15,995,686	0.8
Auto Parts	18,906,192	1.0
Banks	180,618,525	9.4
Beverages, Food & Tobacco	54,281,866	2.8
Biotechnology	17,241,836	0.9
Building Materials & Fixtures	16,337,379	0.8
Business Support Services	27,863,090	1.4
Chemicals	15,556,322	0.8
Clothing & Accessories	48,037,914	2.5
Commercial Services	54,061,688	2.8
Commercial Services & Supplies	7,003,860	0.4
Construction & Building Materials	39,905,063	2.0
Construction & Materials	16,933,562	0.9
Containers & Packaging	15,173,808	0.8
Distribution/Wholesale	23,926,353	1.2
Diversified Financial Services	27,454,210	1.4
Electrical Components & Equipment	21,821,977	1.1
Electrical Equipment	24,579,940	1.3
Electronic & Electrical Equipment	99,702,900	5.1
Food & Drug Retailers	17,174,430	0.9
Food Producers & Processors	29,167,034	1.5
Food Products	52,148,147	2.7
General Financial	34,493,903	1.8
General Retailers	20,126,100	1.0
Healthcare — Products	16,675,335	0.9
Hotels Restaurants and Leisure	20,336,405	1.1
Industrial Machinery	89,845,108	4.6
Industrial Suppliers	31,838,532	1.6
Information and Communications	17,375,677	0.9
Insurance	63,504,103	3.2
Internet	110,553,455	5.7
Investment Services	42,044,144	2.2
Life Insurance	23,864,506	1.2
Machinery — Diversified	18,444,909	1.0
Media & Photography	64,325,155	3.3

07

Industry Diversification Table

Semi-Annual Report June 30, 2017

	Value	% of Total Net Assets
Medical Equipment	$23,498,879	1.2%
Mining & Metals	31,853,858	1.6
Nonlife Insurance	24,746,555	1.3
Pharmaceuticals	21,253,638	1.1
Recreational Products	22,197,246	1.1
Restaurant & Bars	20,575,572	1.0
Retailers — General	13,258,172	0.7
Semiconductors	77,969,218	4.0
Software	25,041,741	1.3
Software & Computer Services	43,253,120	2.2
Specialized Consumer Services	46,966,228	2.4
Support Services	15,260,024	0.8
Transportation	26,013,064	1.4
Total Value of Investments	1,924,012,092	99.0
Other assets less liabilities	19,206,314	1.0
Net Assets	$1,943,218,406	100.0%

08

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
COMMON STOCKS — 98.2%
ARGENTINA — 2.6%
MercadoLibre, Inc.	197,955	$49,662,951
AUSTRALIA — 2.4%
Brambles Ltd.	2,029,243	15,173,808
Cochlear Ltd.	196,747	23,498,879
SEEK Ltd.	538,946	7,003,860
		45,676,547
BRAZIL — 0.3%
Kroton Educacional SA	1,273,600	5,705,039
CANADA — 4.2%
Constellation Software, Inc.	47,868	25,041,741
Fairfax Financial Holdings Ltd.	57,101	24,746,555
Restaurant Brands International, Inc.	328,844	20,575,572
Ritchie Bros. Auctioneers, Inc.	389,675	11,199,260
		81,563,128
CHINA — 3.5%
Alibaba Group Holding Ltd. ADR (a)	170,496	24,022,886
Baidu, Inc. ADR (a)	133,861	23,942,379
Ctrip.com International Ltd. ADR (a)	377,579	20,336,405
		68,301,670
DENMARK — 4.1%
DSV A/S	423,499	26,013,064
Novo Nordisk A/S, B Shares	494,647	21,253,638
Novozymes A/S, B Shares	394,107	17,241,836
Pandora A/S	152,803	14,260,283
		78,768,821
FINLAND — 2.0%
Kone Oyj, B Shares	407,198	20,716,286
Sampo Oyj, A Shares	345,016	17,701,296
		38,417,582

The accompanying notes are an integral part of the financial statements.
09

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
FRANCE — 3.9%
Bureau Veritas SA	741,293	$16,408,872
Edenred	704,435	18,375,330
Essilor International SA	131,082	16,675,335
Legrand SA	351,737	24,579,940
		76,039,477
GERMANY — 6.4%
Brenntag AG	268,239	15,556,322
Continental AG	73,941	15,995,686
Deutsche Boerse AG	326,553	34,493,903
MTU Aero Engines AG	111,249	15,718,046
SAP SE	413,227	43,253,120
		125,017,077
HONG KONG — 3.7%
AIA Group Ltd.	3,261,800	23,864,506
Hang Seng Bank Ltd.	986,700	20,641,955
Hong Kong Exchanges & Clearing Ltd.	1,062,700	27,454,210
		71,960,671
IRELAND — 5.2%
CRH Plc.	620,742	22,097,599
James Hardie Industries Plc. SE CDI	1,129,927	17,807,464
Kingspan Group Plc.	493,296	16,933,562
Ryanair Holdings Plc. ADR (a)	409,229	44,037,133
		100,875,758
JAPAN — 12.1%
DENSO Corp.	445,500	18,906,192
FANUC Corp.	95,300	18,444,909
Japan Exchange Group, Inc.	2,312,300	42,044,144
Nidec Corp.	212,400	21,821,977
Rakuten, Inc.	1,944,200	22,943,342
Shimano, Inc.	139,800	22,197,246
SMC Corp.	83,800	25,617,015
Square Enix Holdings Co. Ltd.	530,200	17,375,677
Sumitomo Mitsui Trust Holdings, Inc.	611,500	21,964,646
Toyota Tsusho Corp.	795,800	23,926,353
		235,241,501

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
NETHERLANDS — 3.9%
Heineken Holding NV	327,125	$29,984,362
Unilever NV CVA	528,370	29,167,034
Yandex NV, Class A (a)	659,521	17,305,831
		76,457,227
PERU — 1.1%
Credicorp Ltd.	113,603	20,379,242
RUSSIA — 0.9%
Magnit PJSC GDR Reg S	505,388	17,174,430
SINGAPORE — 1.4%
United Overseas Bank Ltd.	1,669,072	28,021,451
SOUTH AFRICA — 3.3%
Naspers Ltd., N Shares	326,635	64,325,155
SOUTH KOREA — 4.7%
NAVER Corp.	26,796	19,642,294
Samsung Electronics Co., Ltd.	34,526	71,911,508
		91,553,802
SPAIN — 2.8%
Bankinter SA	2,279,710	21,030,258
Inditex SA	882,345	33,886,532
		54,916,790
SWEDEN — 4.1%
Atlas Copco AB, B Shares	1,258,849	43,511,807
Svenska Handelsbanken AB, A Shares	2,510,854	35,960,767
		79,472,574
SWITZERLAND — 6.1%
Compagnie Financiere Richemont SA	253,407	20,969,137
Credit Suisse Group AG (a)	1,227,405	17,859,959
LafargeHolcim Ltd. (a)	284,897	16,337,379
Nestle SA	597,908	52,148,147
SGS SA	4,724	11,454,218
		118,768,840

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
TAIWAN — 5.4%
Hon Hai Precision Industry Co., Ltd.	1,728,000	$6,642,417
Hon Hai Precision Industry Co., Ltd. GDR Reg S	2,742,633	21,148,975
Taiwan Semiconductor Manufacturing Co., Ltd.	11,412,000	77,969,218
		105,760,610
UNITED KINGDOM — 12.3%
ASOS Plc. (a)	187,373	14,024,938
British American Tobacco Plc.	356,565	24,297,504
Burberry Group Plc.	591,922	12,808,494
Capita Plc.	1,693,384	15,260,024
Experian Plc.	1,193,157	24,487,098
Hargreaves Lansdown Plc.	877,692	14,883,399
Howden Joinery Group Plc.	2,227,714	11,817,628
Just Eat Plc. (a)	1,689,476	14,421,061
Prudential Plc.	1,195,232	27,435,226
Rio Tinto Plc.	752,121	31,853,858
Rolls-Royce Holdings Plc. (a)	849,182	9,849,392
Rolls-Royce Holdings Plc. Entitlement (a)	60,291,922	78,528
St James's Place Plc.	1,191,647	18,367,581
Wolseley Plc.	326,190	20,020,904
		239,605,635
UNITED STATES — 1.8%
Copa Holdings SA, Class A	190,835	22,327,695
PriceSmart, Inc.	151,349	13,258,172
		35,585,867
Total Common Stocks
(cost $1,198,517,616)		1,909,251,845
PREFERRED STOCKS — 0.8%
BRAZIL — 0.8%
Itau Unibanco Holding SA ADR (cost $15,772,178)	1,335,769	14,760,247

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford International Equity Fund

Value
TOTAL INVESTMENTS — 99.0%
(cost $1,214,289,794)	$1,924,012,092
Other assets less liabilities — 1.0%	19,206,314
NET ASSETS — 100.0%	$1,943,218,406

(a)  Non-income producing security.

ADR  —  American Depositary Receipt.

CDI  —  CHESS Depositary Interest.

CVA  —  Certificate Van Aandelen (Bearer).

GDR  —  Global Depositary Receipt.

Reg S  —  Regulation S ("Reg S") of the securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford International Equity Fund

ASSETS
Investments, at value (cost $1,214,289,794)	$1,924,012,092
Cash	19,298,764
Foreign cash, at value (cost $587,942)	587,779
Dividends receivable	3,538,936
Tax reclaims receivable	2,939,273
Receivable for investments sold	1,900,315
Capital shares sold	1,800,000
Total Assets	1,954,077,159
LIABILITIES
Payable for investments purchased	7,126,646
Management fee payable	1,681,073
Capital shares payable	1,000,000
Servicing fee payable	563,170
Trustee fee payable	18,727
Accrued expenses	469,137
Total Liabilities	10,858,753
NET ASSETS	$1,943,218,406
COMPOSITION OF NET ASSETS
Paid-in capital	$1,208,759,533
Undistributed net investment income	14,138,948
Accumulated net realized gain on investments and foreign currency transactions	10,563,536
Net unrealized appreciation in value of investments and foreign currencies	709,756,389
	$1,943,218,406
NET ASSET VALUE, PER SHARE
Class 2 ($704,468,590 / 53,840,548 shares outstanding), unlimited authorized, no par value	$13.08
Class 3 ($1,058,161,486 / 79,860,078 shares outstanding), unlimited authorized, no par value	$13.25
Class 5 ($180,577,810 / 13,224,784 shares outstanding), unlimited authorized, no par value	$13.65
Class K ($5,260 / 402 shares outstanding), unlimited authorized, no par value	$13.09	*
Institutional Class ($5,260 / 402 shares outstanding), unlimited authorized, no par value	$13.09	*

*  Net assets divided by shares does not recalculate using values rounded to the dollar.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2017

For the Six Months Ended June 30, 2017 (unaudited)
Baillie Gifford International Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,848,958)	$24,028,799
Interest	2,067
Total Investment Income	24,030,866
EXPENSES
Management fee (Note B)	3,209,098
Shareholder Servicing fees — Class 1 Shares (Note B)	14,486
Shareholder Servicing fees — Class 2 Shares (Note B)	549,159
Shareholder Servicing fees — Class 3 Shares (Note B)	496,297
Shareholder Servicing fees — Class 5 Shares (Note B)	18,351
Shareholder Servicing fees — Class K Shares (Note B)	1
Shareholder Servicing fees — Institutional Class Shares (Note B)	1
Fund accounting	408,891
Custody	149,058
Legal	112,631
Trustees' fees	37,187
Transfer agency	30,790
Professional fees	28,287
Insurance	6,497
Miscellaneous	13,596
Total Expenses	5,074,330
Net Investment Income	18,956,536
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	13,390,147
Foreign currency transactions	(38,038)
13,352,109
Net change in unrealized appreciation on:
Investments	303,976,322
Translation of assets and liabilities denominated in foreign currencies	219,491
304,195,813
Net realized and unrealized gain on investments and foreign currency transactions	317,547,922
NET INCREASE IN NET ASSETS FROM OPERATIONS	$336,504,458

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2017

Baillie Gifford International Equity Fund

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$18,956,536	$25,926,664
Net realized gain from investments and foreign currency transactions	13,352,109	12,881,122
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	304,195,813	49,514,656
Net increase in net assets from operations	336,504,458	88,322,442
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(261,202)
Class 2	—	(7,965,059)
Class 3	—	(13,740,642)
Class 5	—	(2,749,424)
Capital gains:
Class 1	—	(284,619)
Class 2	—	(8,835,185)
Class 3	—	(12,242,254)
Class 5	—	(2,333,843)
Total Dividends and Distributions	—	(48,412,228)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	1,504	18,721,547
Class 2*	21,816,826	197,471,010
Class 3	6,939,223	314,718,178
Class K	5,000	—
Institutional Class	5,000	—
Purchase fees:
Class 1	129	404
Class 2	3,746	25,933
Class 3	5,862	31,311
Class 5	1,085	6,808
Redemption fees:
Class 1	206	986
Class 2	5,977	37,355
Class 3	9,457	45,973
Class 5	1,728	9,709
Dividends reinvested:
Class 1	—	545,821
Class 2	—	16,800,244
Class 3	—	25,982,896
Class 5	—	5,083,267
Cost of shares redeemed:
Class 1*	(21,814,876)	—
Class 2	(14,251,251)	(363,708,396)
Class 3	(47,116,116)	(216,391,115)
Class 5	(20,500,000)	(17,199,199)
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(74,886,500)	(17,817,268)
Total Increase in Net Assets	261,617,958	22,092,946

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2017

Baillie Gifford International Equity Fund

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
NET ASSETS
Beginning of period	$1,681,600,448	$1,659,507,502
End of period (including undistributed (distributions in excess of) net investment income of $14,138,948 and ($4,817,588), respectively)	$1,943,218,406	$1,681,600,448

*  Class 1 shareholders were converted to Class 2 during the period. Please refer to Note A.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford International Equity Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Net asset value, beginning of period	$10.90		$10.65	$11.20	$11.79	$10.39	$8.63
From Investment Operations
Net investment income(a)	0.12		0.17	0.19	0.18	0.19	0.22
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.06		0.39	(0.40)	(0.52)	1.40	1.69
Net increase (decrease) in net asset value from investment operations	2.18		0.56	(0.21)	(0.34)	1.59	1.91
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.15)	(0.24)	(0.20)	(0.19)	(0.16)
Distributions from net realized gain on investments	—		(0.16)	(0.11)	(0.05)	—	—
Total Dividends and Distributions	—		(0.31)	(0.35)	(0.25)	(0.19)	(0.16)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00	(b)	0.00 (b)	0.01	0.00 (b)	0.00 (b)	0.01
Net asset value, end of period	$13.08		$10.90	$10.65	$11.20	$11.79	$10.39
Total Return
Total return based on net asset value(c)	20.10%		5.24%	(1.89)%	(2.93)%	15.35%	22.33%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$704,469		$578,606	$708,666	$542,943	$637,144	$682,452
Ratio of net expenses to average net assets, before waiver	0.61	%*	0.61%	0.62%	0.61%	0.61%	0.64	%(d)
Ratio of net expenses to average net assets, after waiver	0.61	%*	0.61%	0.62%	0.61%	0.61%	0.62	%(d)
Ratio of net investment income to average net assets	2.02	%*	1.53%	1.61%	1.57%	1.72%	2.27%
Portfolio turnover rate(e)	5%		12%	15%	11%	16%	13%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Effective January 1, 2012, Baillie Gifford Overseas Limited had voluntarily agreed to waive a portion of the Fund's management fee through June 30, 2012, during which time Baillie Gifford Overseas Limited received annual management fee equal to 0.25% of the Fund's average net assets.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford International Equity Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Net asset value, beginning of period	$11.03		$10.79	$11.34	$11.93	$10.52	$8.73
From Investment Operations
Net investment income(a)	0.13		0.17	0.20	0.21	0.19	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.09		0.40	(0.41)	(0.54)	1.42	1.78
Net increase (decrease) in net asset value from investment operations	2.22		0.57	(0.21)	(0.33)	1.61	1.95
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.17)	(0.24)	(0.21)	(0.20)	(0.17)
Distributions from net realized gain on investments	—		(0.16)	(0.11)	(0.05)	—	—
Total Dividends and Distributions	—		(0.33)	(0.35)	(0.26)	(0.20)	(0.17)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00	(b)	0.00 (b)	0.01	0.00 (b)	0.00 (b)	0.01
Net asset value, end of period	$13.25		$11.03	$10.79	$11.34	$11.93	$10.52
Total Return
Total return based on net asset value(c)	20.14%		5.31%	(1.82)%	(2.83)%	15.34%	22.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,058,161		$915,782	$776,265	$1,078,665	$1,268,490	$862,591
Ratio of net expenses to average net assets, before waiver	0.54	%*	0.54%	0.54%	0.54%	0.54%	0.58	%(d)
Ratio of net expenses to average net assets, after waiver	0.54	%*	0.54%	0.54%	0.54%	0.54%	0.56	%(d)
Ratio of net investment income to average net assets	2.09	%*	1.54%	1.69%	1.76%	1.75%	1.71%
Portfolio turnover rate(e)	5%		12%	15%	11%	16%	13%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Effective January 1, 2012, Baillie Gifford Overseas Limited had voluntarily agreed to waive a portion of the Fund's management fee through June 30, 2012, during which time Baillie Gifford Overseas Limited received annual management fee equal to 0.25% of the Fund's average net assets.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford International Equity Fund
Selected data for a Class 5 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period April 7, 2014(a) through December 31, 2014
Net asset value, beginning of period	$11.36		$11.11	$11.67	$12.25
From Investment Operations
Net investment income(b)	0.14		0.19	0.22	0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.15		0.41	(0.42)	(0.46)
Net increase (decrease) in net asset value from investment operations	2.29		0.60	(0.20)	(0.31)
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.19)	(0.25)	(0.22)
Distributions from net realized gain on investments	—		(0.16)	(0.11)	(0.05)
Total Dividends and Distributions	—		(0.35)	(0.36)	(0.27)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$13.65		$11.36	$11.11	$11.67
Total Return
Total return based on net asset value(d)	20.18%		5.40%	(1.75)%	(2.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$180,578		$167,297	$174,577	$296,649
Ratio of net expenses to average net assets	0.46	%*	0.46%	0.47%	0.47%*
Ratio of net investment income to average net assets	2.15	%*	1.66%	1.83%	1.61%*
Portfolio turnover rate(e)	5%		12%	15%	11%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford International Equity Fund
Selected data for a Class K Share outstanding throughout the period:

	For the Period April 28, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$12.44
From Investment Operations
Net investment income(b)	0.05
Net realized and unrealized gain on investments and foreign currency transactions	0.60
Net increase in net asset value from investment operations	0.65
Net asset value, end of period	$13.09
Total Return
Total return based on net asset value(c)	5.23%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5
Ratio of net expenses to average net assets	0.58	%*
Ratio of net investment income to average net assets	2.33	%*
Portfolio turnover rate(d)	5%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford International Equity Fund
Selected data for an Institutional Class Share outstanding throughout the period:

	For the Period April 28, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$12.44
From Investment Operations
Net investment income(b)	0.05
Net realized and unrealized gain on investments and foreign currency transactions	0.60
Net increase in net asset value from investment operations	0.65
Net asset value, end of period	$13.09
Total Return
Total return based on net asset value(c)	5.23%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5
Ratio of net expenses to average net assets	0.58	%*
Ratio of net investment income to average net assets	2.33	%*
Portfolio turnover rate(d)	5%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford EAFE Fund

	Value	% of Total Net Assets
Aerospace	$77,461,356	2.9%
Aerospace & Defense	630,400	0.0
Apparel Retailers	228,999,243	8.7
Automobiles	172,556,590	6.6
Banks	147,012,405	5.5
Biotechnology	134,409,168	5.2
Broadline Retailers	67,047,284	2.5
Business Support Services	17,012,585	0.7
Clothing & Accessories	46,615,652	1.8
Commodity Chemicals	39,340,740	1.5
Computers	16,107,281	0.6
Diversified Financial Services	28,399,774	1.1
Diversified Industrials	23,691,132	0.9
Electrical Components & Equipment	28,232,953	1.1
Food & Drug Retailers	11,936,342	0.5
Food Retailers & Wholesalers	30,872,962	1.2
General Financial	51,180,783	1.9
General Retailers	23,993,727	0.9
Healthcare — Products	39,052,658	1.5
Hotels Restaurants and Leisure	23,311,470	0.9
Industrial Machinery	142,175,532	5.4
Internet	285,413,167	10.9
Life Insurance	114,126,453	4.3
Media	73,026,671	2.8
Media & Photography	9,772,663	0.4
Medical Equipment	24,216,815	0.9
Mortgage Finance	13,336,126	0.5
Personal Products	99,963,740	3.8
Publishing	6,541,660	0.2
Semiconductors	56,167,449	2.1
Software	33,777,872	1.2
Speciality Finance	50,109,376	1.9
Specialized Consumer Services	253,899,103	9.7
Technology Hardware & Equipment	113,371,700	4.3
Telecommunication Services	125,040,501	4.8
Total Value of Investments	2,608,803,333	99.2
Other assets less liabilities	20,979,224	0.8
Net Assets	$2,629,782,557	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
COMMON STOCKS — 99.2%
ARGENTINA — 1.4%
MercadoLibre, Inc.	148,324	$37,211,525
AUSTRIA — 1.3%
ams AG (a)	525,147	34,077,808
CHINA — 16.3%
Alibaba Group Holding Ltd. ADR (a)	847,626	119,430,503
Baidu, Inc. ADR (a)	582,444	104,175,934
Ctrip.com International Ltd. ADR (a)	432,816	23,311,470
New Oriental Education & Technology Group, Inc. ADR (a)	696,960	49,128,710
Tencent Holdings Ltd.	3,663,600	131,431,505
		427,478,122
DENMARK — 4.6%
Chr. Hansen Holding A/S	307,291	22,348,287
Genmab A/S (a)	331,091	70,595,162
Novozymes A/S, B Shares	608,695	26,629,873
		119,573,322
FRANCE — 6.3%
Essilor International SA	186,277	23,696,856
Kering	196,901	67,047,284
L'Oreal SA	361,824	75,445,712
		166,189,852
GERMANY — 7.2%
Aixtron SE (a)	1,193,844	8,398,680
BASF SE	423,888	39,340,740
Dialog Semiconductor Plc. (a)	320,441	13,690,961
MorphoSys AG (a)	209,027	14,835,846
Rocket Internet SE 144A (a)(b)	783,557	16,883,290
Zalando SE 144A (a)(b)	2,129,758	97,387,679
		190,537,196
HONG KONG — 5.4%
AIA Group Ltd.	15,598,800	114,126,453
Hong Kong Exchanges & Clearing Ltd.	1,099,301	28,399,774
		142,526,227

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
INDIA — 0.5%
Housing Development Finance Corp., Ltd.	534,000	$13,336,126
ISRAEL — 0.6%
Mobileye NV (a)	269,022	16,894,582
ITALY — 8.0%
EXOR NV	676,302	36,698,242
Ferrari NV	1,236,685	106,418,415
Fiat Chrysler Automobiles NV (a)	6,260,361	66,138,175
		209,254,832
JAPAN — 15.7%
Don Quijote Holdings Co., Ltd.	631,500	23,993,727
M3, Inc.	2,647,200	73,026,671
Nidec Corp.	274,800	28,232,953
Pigeon Corp.	674,400	24,518,028
Rakuten, Inc.	4,347,600	51,305,665
SBI Holdings, Inc.	1,065,000	14,482,541
SMC Corp.	158,300	48,391,093
SoftBank Group Corp.	1,538,200	125,040,501
Sysmex Corp.	404,600	24,216,815
		413,207,994
NETHERLANDS — 4.9%
ASML Holding NV	869,728	113,371,700
Gemalto NV	268,557	16,107,281
		129,478,981
NORWAY — 0.6%
Schibsted ASA, Class A	404,617	9,772,663
Schibsted ASA, Class B	295,741	6,541,660
		16,314,323
PORTUGAL — 0.7%
Jeronimo Martins SGPS SA	886,020	17,298,493
SOUTH KOREA — 0.5%
NAVER Corp.	17,181	12,594,203

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
SPAIN — 6.9%
Banco Bilbao Vizcaya Argentaria SA	4,438,941	$36,976,231
Distribuidora Internacional de Alimentacion SA	2,175,259	13,574,469
Inditex SA	3,426,931	131,611,564
		182,162,264
SWEDEN — 9.9%
Alfa Laval AB	1,157,499	23,691,132
Atlas Copco AB, A Shares	2,439,014	93,784,439
Elekta AB, B Shares	1,622,593	15,355,802
Kinnevik AB, Class B	1,634,509	50,109,376
Svenska Handelsbanken AB, A Shares	5,444,939	77,983,101
		260,923,850
SWITZERLAND — 1.8%
Compagnie Financiere Richemont SA	563,339	46,615,652
UNITED KINGDOM — 5.3%
Aggreko Plc.	1,420,165	17,012,585
Ocado Group Plc. (a)	3,171,441	11,936,342
Rolls-Royce Holdings Plc. (a)	6,678,462	77,461,356
Rolls-Royce Holdings Plc. Entitlement (a)	484,008,491	630,400
Standard Chartered Plc. (a)	3,164,716	32,053,073
		139,093,756
UNITED STATES — 1.3%
TAL Education Group ADR	278,262	34,034,225
TOTAL INVESTMENTS — 99.2%
(cost $1,649,904,889)		$2,608,803,333
Other assets less liabilities — 0.8%		20,979,224
NET ASSETS — 100.0%		$2,629,782,557

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2017, the net value of these securities was $114,270,969 representing 4.3% of net assets.

ADR  —  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford EAFE Fund

ASSETS
Investments, at value (cost $1,649,904,889)	$2,608,803,333
Cash	21,548,574
Foreign cash, at value (cost $251,066)	250,196
Dividends receivable	107,833
Tax reclaims receivable	2,596,955
Receivable for investments sold	251,003
Total Assets	2,633,557,894
LIABILITIES
Management fee payable	2,225,840
Servicing fee payable	606,912
Payable for investments purchased	250,346
Trustee payable	26,266
Accrued expenses	665,973
Total Liabilities	3,775,337
NET ASSETS	$2,629,782,557
COMPOSITION OF NET ASSETS
Paid-in capital	$1,689,310,105
Distributions in excess of net investment income	(5,283,293)
Accumulated net realized loss on investments and foreign currency transactions	(13,194,302)
Net unrealized appreciation in value of investments and foreign currencies	958,950,047
$2,629,782,557
NET ASSET VALUE, PER SHARE
Class 2 ($927,426,454 / 73,312,915 shares outstanding), unlimited authorized, no par value	$12.65
Class 3 ($461,601,421 / 36,388,488 shares outstanding), unlimited authorized, no par value	$12.69
Class 4 ($263,320,412 / 20,743,002 shares outstanding), unlimited authorized, no par value	$12.69
Class 5 ($977,423,742 / 76,835,755 shares outstanding), unlimited authorized, no par value	$12.72
Class K ($5,264 / 416 shares outstanding), unlimited authorized, no par value	$12.65
Institutional Class ($5,264 / 416 shares outstanding), unlimited authorized, no par value	$12.65

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2017

For the Six Months Ended June 30, 2017 (unaudited)
Baillie Gifford EAFE Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,284,404)	$18,656,954
Interest	8,717
Total Investment Income	18,665,671
EXPENSES
Management fee (Note B)	4,259,062
Shareholder Servicing fees — Class 1 Shares (Note B)	12,838
Shareholder Servicing fees — Class 2 Shares (Note B)	737,775
Shareholder Servicing fees — Class 3 Shares (Note B)	229,991
Shareholder Servicing fees — Class 4 Shares (Note B)	81,210
Shareholder Servicing fees — Class 5 Shares (Note B)	88,889
Shareholder Servicing fees — Class K Shares (Note B)	1
Shareholder Servicing fees — Institutional Class Shares (Note B)	1
Fund accounting	530,553
Custody	199,415
Legal	158,919
Trustees' fees	50,793
Transfer agency	37,697
Professional fees	26,155
Insurance	9,166
Miscellaneous	19,506
Total Expenses	6,441,971
Net Investment Income	12,223,700
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(12,291,443)
Foreign currency transactions	167,322
(12,124,121)
Net change in unrealized appreciation on:
Investments	549,401,896
Translation of assets and liabilities denominated in foreign currencies	223,497
549,625,393
Net realized and unrealized gain on investments and foreign currency transactions	537,501,272
NET INCREASE IN NET ASSETS FROM OPERATIONS	$549,724,972

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2017

		Baillie Gifford EAFE Fund
	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$12,223,700	$19,672,297
Net realized gain (loss) from investments and foreign currency transactions	(12,124,121)	93,864,524
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	549,625,393	(83,622,730)
Net increase in net assets from operations	549,724,972	29,914,091
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(97,628)
Class 2	—	(4,641,903)
Class 3	—	(2,905,636)
Class 4	—	(1,575,312)
Class 5	—	(6,037,428)
Capital gains:
Class 1		(871,988)
Class 2	—	(34,439,596)
Class 3	—	(20,659,320)
Class 4	—	(9,130,203)
Class 5	—	(36,373,689)
Total Dividends and Distributions	—	(116,732,703)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	1,508	47,348,253
Class 2*	97,104,984	63,886,179
Class 3	—	197,212,132
Class 4	10,000,000	217,043,346
Class K	5,000	—
Institutional Class	5,000	—
Purchase fees:
Class 1	279	1,029
Class 2	11,880	34,321
Class 3	6,994	28,671
Class 4	3,256	2,941
Class 5	12,563	36,592
Redemption fees:
Class 1	100	1,595
Class 2	16,484	32,039
Class 3	8,105	27,583
Class 4	4,201	2,280
Class 5	16,205	34,541
Dividends reinvested:
Class 1	—	969,616
Class 2	—	38,642,083
Class 3	—	23,564,955
Class 4	—	10,705,515
Class 5	—	42,410,685
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Fund

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Cost of shares redeemed:
Class 1*	$(20,817,261)	$(30,384,500)
Class 2	(96,578,642)	(72,383,976)
Class 3	(75,008,559)	(284,259,708)
Class 4	—	(191,724,888)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(85,207,903)	63,231,284
Total Increase (Decrease) in Net Assets	464,517,069	(23,587,328)
NET ASSETS
Beginning of period	2,165,265,488	2,188,852,816
End of period (including distributions in excess of net investment income of $5,283,293 and $17,506,993, respectively)	$2,629,782,557	$2,165,265,488

*  Class 1 shareholders were converted to Class 2 during the period. Please refer to Note A.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Net asset value, beginning of period	$10.09		$10.52	$11.11	$12.58	$9.88	$8.40
From Investment Operations
Net investment income(a)	0.06		0.08	0.09	0.14	0.13	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.50		0.06	(0.42)	(1.01)	2.70	1.47
Net increase (decrease) in net asset value from investment operations	2.56		0.14	(0.33)	(0.87)	2.83	1.58
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.07)	(0.09)	(0.14)	(0.13)	(0.10)
Distributions from net realized gain on investments	—		(0.50)	(0.17)	(0.46)	—	—
Total Dividends and Distributions	—		(0.57)	(0.26)	(0.60)	(0.13)	(0.10)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$12.65		$10.09	$10.52	$11.11	$12.58	$9.88
Total Return
Total return based on net asset value(c)	25.40%		1.34%	(3.07)%	(6.98)%	28.69%	18.78%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$927,427		$732,160	$732,135	$754,210	$828,208	$936,352
Ratio of net expenses to average net assets	0.60	%*	0.61%	0.62%	0.61%	0.61%	0.61%
Ratio of net investment income to average net assets	0.95	%*	0.81%	0.78%	1.18%	1.21%	1.20%
Portfolio turnover rate(d)	4%		18%	17%	18%	15%	18%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the year. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Net asset value, beginning of period	$10.11		$10.54	$11.13	$12.61	$9.90	$8.42
From Investment Operations
Net investment income(a)	0.05		0.11	0.10	0.15	0.14	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.53		0.03	(0.43)	(1.02)	2.71	1.46
Net increase (decrease) in net asset value from investment operations	2.58		0.14	(0.33)	(0.87)	2.85	1.58
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.07)	(0.09)	(0.15)	(0.14)	(0.10)
Distributions from net realized gain on investments	—		(0.50)	(0.17)	(0.46)	—	—
Total Dividends and Distributions	—		(0.57)	(0.26)	(0.61)	(0.14)	(0.10)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$12.69		$10.11	$10.54	$11.13	$12.61	$9.90
Total Return
Total return based on net asset value(c)	25.45%		1.41%	(3.02)%	(6.91)%	28.83%	18.82%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$461,602		$433,860	$490,218	$487,943	$530,001	$490,822
Ratio of net expenses to average net assets	0.53	%*	0.54%	0.55%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets	0.94	%*	1.04%	0.85%	1.23%	1.30%	1.26%
Portfolio turnover rate(d)	4%		18%	17%	18%	15%	18%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the year. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Fund
Selected data for a Class 4 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Period October 10, 2016(b) through December 31, 2016	For the Period January 1, 2016(b) through April 11, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period October 10, 2013(a) through December 31, 2013
Net asset value, beginning of period	$10.12		$11.49	$10.55	$11.15	$12.62	$11.68
From Investment Operations
Net investment income(c)	0.06		0.00 (d)	0.02	0.10	0.16	0.00	(d)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.51		(0.81)	(0.41)	(0.43)	(1.01)	1.08
Net increase (decrease) in net asset value from investment operations	2.57		(0.81)	(0.39)	(0.33)	(0.85)	1.08
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.08)	—	(0.10)	(0.16)	(0.14)
Distributions from net realized gain on investments	—		(0.48)	—	(0.17)	(0.46)	—
Total Dividends and Distributions	—		(0.56)	—	(0.27)	(0.62)	(0.14)
Proceeds from Purchase Fees and Redemption Fees(c)	0.00	(d)	0.00 (d)		0.00 (d)	0.00 (d)	0.00	(d)
Net asset value, end of period	$12.69		$10.12	$10.16	$10.55	$11.15	$12.62
Total Return
Total return based on net asset value(e)	25.46%		(6.97)%	(3.71)%	(2.99)%	(6.88)%	9.29%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$263,320		$201,923	$191,724	$199,086	$205,228	$220,388
Ratio of net expenses to average net assets	0.50	%*	0.52%*	0.51%*	0.52%	0.51%	0.52	%*
Ratio of net investment income to average net assets	1.01	%*	0.05%*	0.65%*	0.89%	1.26%	0.03	%*
Portfolio turnover rate(f)	4%		18%	18%	17%	18%	15%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Recommencement of investment operations. Class had no shareholders from April 11, 2016 to October 9, 2016. All shares of this class were redeemed on April 11, 2016 at $10.16. New shares were issued at $11.49 on October 10, 2016.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Amount is less than $0.005 per share.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Fund
Selected data for a Class 5 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Period July 18, 2012(a) through December 31, 2012
Net asset value, beginning of period	$10.14		$10.56	$11.16	$12.64	$9.92	$8.67
From Investment Operations
Net investment income(b)	0.06		0.10	0.11	0.16	0.14	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.52		0.06	(0.44)	(1.02)	2.73	1.33
Net increase (decrease) in net asset value from investment operations	2.58		0.16	(0.33)	(0.86)	2.87	1.36
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.08)	(0.10)	(0.16)	(0.15)	(0.11)
Distributions from net realized gain on investments	—		(0.50)	(0.17)	(0.46)	—	—
Total Dividends and Distributions	—		(0.58)	(0.27)	(0.62)	(0.15)	(0.11)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$12.72		$10.14	$10.56	$11.16	$12.64	$9.92
Total Return
Total return based on net asset value(d)	25.49%		1.49%	(2.94)%	(6.83)%	28.97%	15.72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$977,424		$778,857	$767,415	$790,695	$848,681	$616,590
Ratio of net expenses to average net assets	0.45	%*	0.46%	0.47%	0.46%	0.46%	0.46%*
Ratio of net investment income to average net assets	1.07	%*	0.98%	0.94%	1.30%	1.28%	0.70%*
Portfolio turnover rate(e)	4%		18%	17%	18%	15%	18%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Fund
Selected data for a Class K Share outstanding throughout the period:

	For the Period April 28, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$12.02
From Investment Operations
Net investment income(b)	0.02
Net realized and unrealized gain on investments and foreign currency transactions	0.61
Net increase in net asset value from investment operations	0.63
Net asset value, end of period	$12.65
Total Return
Total return based on net asset value(c)	5.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5
Ratio of net expenses to average net assets	0.58	%*
Ratio of net investment income to average net assets	0.94	%*
Portfolio turnover rate(d)	4%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Fund
Selected data for an Institutional Class Share outstanding throughout the period:

	For the Period April 28, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$12.02
From Investment Operations
Net investment income(b)	0.02
Net realized and unrealized gain on investments and foreign currency transactions	0.61
Net increase in net asset value from investment operations	0.63
Net asset value, end of period	$12.65
Total Return
Total return based on net asset value(c)	5.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5
Ratio of net expenses to average net assets	0.58	%*
Ratio of net investment income to average net assets	0.94	%*
Portfolio turnover rate(d)	4%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford EAFE Choice Fund

	Value	% of Total Net Assets
Apparel Retailers	$19,070,201	5.5%
Asset Managers	10,189,494	3.0
Auto Manufacturers	3,603,315	1.0
Auto Parts	4,273,521	1.2
Banks	18,294,663	5.2
Beverages, Food & Tobacco	2,831,838	0.8
Biotechnology	6,215,307	1.7
Brewers	11,208,244	3.3
Broadline Retailers	3,138,698	0.9
Business Support Services	4,590,249	1.3
Chemicals	4,978,291	1.4
Clothing & Accessories	11,386,399	3.3
Commercial Services & Supplies	4,176,408	1.2
Computer Hardware	1,204,988	0.3
Containers & Packaging	5,318,355	1.6
Distillers & Vintners	4,020,217	1.2
Diversified Industrials	4,352,487	1.3
Electrical Equipment	4,839,789	1.4
Electronic Equipment	9,667,358	2.8
Food & Drug Retailers	2,261,314	0.6
Food Products	13,126,659	3.9
Food Retailers & Wholesalers	9,971,241	2.9
Footwear	6,460,798	1.9
Holding Companies — Diversified	1,663,327	0.5
Hotels Restaurants and Leisure	4,368,854	1.3
Industrial Machinery	26,924,158	7.8
Internet	3,506,193	1.0
Investment Services	7,171,306	2.1
Life Insurance	3,658,181	1.1
Media & Photography	6,216,775	1.8
Media Agencies	6,465,628	1.9
Medical Equipment	12,238,983	3.5
Nondurable Household Products	7,450,130	2.2
Nonlife Insurance	3,486,214	1.0
Oil Equipment & Services	3,102,984	0.9
Personal Products	12,067,602	3.5
Pharmaceuticals	9,963,949	2.9
Property & Casualty Insurance	7,872,278	2.3
Recreational Products	5,954,197	1.7
Retailers — General	5,746,774	1.6

Industry Diversification Table

Semi-Annual Report June 30, 2017

	Value	% of Total Net Assets
Semiconductors	$11,865,831	3.5%
Speciality Finance	6,527,756	1.9
Specialized Consumer Services	18,951,932	5.6
Support Services	4,871,268	1.4
Technology Hardware & Equipment	4,710,829	1.4
Travel & Leisure	1,427,250	0.4
Total Value of Investments	341,392,233	99.0
Other assets less liabilities	3,338,012	1.0
Net Assets	$344,730,245	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 6.3%
Brambles Ltd.	711,241	$5,318,355
Cochlear Ltd.	64,066	7,651,854
Mesoblast Ltd. (a)	292,908	468,247
SEEK Ltd.	321,374	4,176,408
Treasury Wine Estates Ltd.	397,572	4,020,217
		21,635,081
CHINA — 5.5%
Alibaba Group Holding Ltd. ADR (a)	36,026	5,076,063
Baidu, Inc. ADR (a)	19,603	3,506,193
Ctrip.com International Ltd. ADR (a)	81,115	4,368,854
JD.com, Inc. ADR (a)	80,028	3,138,698
Tsingtao Brewery Co., Ltd., Class H (a)	639,943	2,831,838
		18,921,646
DENMARK — 5.3%
Carlsberg A/S, B Shares	54,276	5,800,228
Novo Nordisk A/S, B Shares	158,680	6,818,049
Novozymes A/S, B Shares	131,364	5,747,060
		18,365,337
FINLAND — 1.4%
Kone Oyj, B Shares	97,594	4,965,116
FRANCE — 1.4%
Legrand SA	69,257	4,839,789
GERMANY — 5.3%
adidas AG	33,694	6,460,798
Infineon Technologies AG	221,784	4,710,829
Zalando SE 144A (a)(b)	154,797	7,078,419
		18,250,046

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
HONG KONG — 3.7%
AIA Group Ltd.	500,000	$3,658,181
Cafe de Coral Holdings Ltd.	563,702	1,826,140
Jardine Matheson Holdings Ltd.	67,800	4,352,487
Jardine Strategic Holdings Ltd.	39,900	1,663,327
PAX Global Technology Ltd.	1,877,000	1,204,988
		12,705,123
INDIA — 1.4%
Mahindra & Mahindra Ltd. GDR	168,463	3,603,315
MakeMyTrip Ltd. (a)	42,541	1,427,250
		5,030,565
JAPAN — 21.9%
Asahi Group Holdings Ltd.	143,600	5,408,016
DENSO Corp.	100,700	4,273,521
Japan Exchange Group, Inc.	394,400	7,171,306
Kakaku.com, Inc.	258,900	3,721,670
Kao Corp.	125,300	7,450,130
MS&AD Insurance Group Holdings, Inc.	233,400	7,872,278
Olympus Corp.	125,200	4,587,129
Pigeon Corp.	132,200	4,806,173
Rakuten, Inc.	371,200	4,380,500
Shimano, Inc.	37,500	5,954,197
Shiseido Co., Ltd.	203,700	7,261,429
SMC Corp.	21,100	6,450,108
Sugi Holdings Co., Ltd.	42,200	2,261,314
Suruga Bank Ltd.	161,000	3,915,597
		75,513,368
PORTUGAL — 1.9%
Jeronimo Martins SGPS SA	335,623	6,552,642
SINGAPORE — 1.9%
United Overseas Bank Ltd.	392,973	6,597,483

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
SOUTH AFRICA — 2.9%
Clicks Group Ltd.	366,839	$3,920,634
Naspers Ltd., N Shares	31,568	6,216,775
		10,137,409
SOUTH KOREA — 2.1%
Samsung Electronics Co., Ltd. GDR 144A (b)	3,530	3,659,786
Samsung Fire & Marine Insurance Co., Ltd.	14,163	3,486,214
		7,146,000
SPAIN — 2.8%
Distribuidora Internacional de Alimentacion SA	547,818	3,418,599
Inditex SA	161,293	6,194,471
		9,613,070
SWEDEN — 6.4%
Atlas Copco AB, A Shares	14,461	556,051
Atlas Copco AB, B Shares	205,731	7,111,042
Investor AB, B Shares	135,300	6,527,756
Svenska Handelsbanken AB, A Shares	543,326	7,781,583
		21,976,432
SWITZERLAND — 10.1%
Compagnie Financiere Richemont SA	57,865	4,788,262
Mettler-Toledo International, Inc. (a)	16,426	9,667,358
Nestle SA	92,922	8,104,441
Roche Holding AG — Genusschein	12,312	3,145,900
Schindler Holding AG, Participating Certificates	28,207	5,980,249
Swatch Group AG (The)	8,370	3,095,764
		34,781,974
TAIWAN — 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	203,374	7,109,955
UNITED KINGDOM — 16.6%
ASOS Plc. (a)	77,452	5,797,311
Auto Trader Group Plc. 144A (b)	1,166,078	5,773,699
Burberry Group Plc.	161,856	3,502,373
Capita Plc.	540,558	4,871,268
Hargreaves Lansdown Plc.	381,802	6,474,380

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
Imagination Technologies Group Plc. (a)	549,139	$1,096,090
Intertek Group Plc.	83,557	4,590,249
John Wood Group Plc.	371,382	3,102,984
Johnson Matthey Plc.	133,014	4,978,291
Jupiter Fund Management Plc.	564,847	3,715,114
Rightmove Plc.	116,848	6,465,628
Unilever Plc.	92,801	5,022,218
Weir Group Plc. (The)	82,481	1,861,592
		57,251,197
TOTAL INVESTMENTS — 99.0%
(cost $276,200,080)		$341,392,233
Other assets less liabilities — 1.0%		3,338,012
NET ASSETS — 100.0%		$344,730,245

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2017, the net value of these securities was $16,511,904 representing 4.8% of net assets.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford EAFE Choice Fund

ASSETS
Investments, at value (cost $276,200,080)	$341,392,233
Cash	4,712,208
Foreign cash, at value (cost $58,368)	58,166
Receivable for investments sold	1,755,021
Dividends receivable	568,024
Tax reclaims receivable	464,646
Total Assets	348,950,298
LIABILITIES
Payable for investments purchased	3,680,186
Management fee payable	292,471
Servicing fee payable	137,997
Trustee fee payable	3,653
Accrued expenses	105,746
Total Liabilities	4,220,053
NET ASSETS	$344,730,245
COMPOSITION OF NET ASSETS
Paid-in capital	$285,891,017
Undistributed net investment income	2,122,860
Accumulated net realized loss on investments and foreign currency transactions	(8,489,265)
Net unrealized appreciation in value of investments and foreign currencies	65,205,633
	$344,730,245
NET ASSET VALUE, PER SHARE
Class 2 ($321,375,819 / 21,554,918 shares outstanding), unlimited authorized, no par value	$14.91
Class 3 ($23,343,890 / 1,550,590 shares outstanding), unlimited authorized, no par value	$15.05
Class K ($5,268 / 353 shares outstanding), unlimited authorized, no par value	$14.91	*
Institutional Class ($5,268 / 353 shares outstanding), unlimited authorized, no par value	$14.91	*

*  Net assets divided by shares does not recalculate using values rounded to the dollar.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2017

For the Six Months Ended June 30, 2017 (unaudited)
Baillie Gifford EAFE Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $405,536)	$3,732,124
Interest	402
Total Investment Income	3,732,526
EXPENSES
Management fee (Note B)	558,592
Shareholder Servicing fees — Class 1 Shares (Note B)	3
Shareholder Servicing fees — Class 2 Shares (Note B)	252,437
Shareholder Servicing fees — Class 3 Shares (Note B)	11,102
Shareholder Servicing fees — Class K Shares (Note B)	2
Shareholder Servicing fees — Institutional Class Shares (Note B)	1
Fund accounting	95,923
Custody	31,691
Transfer agency	22,152
Legal	19,786
Professional fees	12,871
Trustees' fees	6,807
Insurance	1,256
Miscellaneous	5,609
Total Expenses	1,018,232
Net Investment Income	2,714,294
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	2,083,540
Foreign currency transactions	(8,334)
2,075,206
Net change in unrealized appreciation on:
Investments	52,182,569
Translation of assets and liabilities denominated in foreign currencies	31,440
52,214,009
Net realized and unrealized gain on investments and foreign currency transactions	54,289,215
NET INCREASE IN NET ASSETS FROM OPERATIONS	$57,003,509

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Choice Fund

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,714,294	$4,427,859
Net realized gain (loss) from investments and foreign currency transactions	2,075,206	(3,576,184)
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	52,214,009	1,919,705
Net increase in net assets from operations	57,003,509	2,771,380
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(39)
Class 2	—	(3,413,749)
Class 3	—	(260,142)
Total Dividends and Distributions	—	(3,673,930)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	1,497	10,978,072
Class 2*	2,006,737	64,883,358
Class 3	690,799	2,715,447
Class K	5,000	—
Institutional Class	5,000	—
Purchase fees:
Class 1	—	7,278
Class 2	1,361	100,782
Class 3	100	8,214
Redemption fees:
Class 1	—	781
Class 2	4,257	24,442
Class 3	318	1,724
Dividends reinvested:
Class 1	—	39
Class 2	—	3,413,749
Class 3	—	260,142
Cost of shares redeemed:
Class 1*	(4,741)	(30,703,470)
Class 2	(6,004,004)	(24,097,363)
Class 3	(1,210,571)	(2,710,863)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(4,504,247)	24,882,332
Total Increase in Net Assets	52,499,262	23,979,782
NET ASSETS
Beginning of period	292,230,983	268,251,201
End of period (including undistributed (distributions in excess of) net investment income of $2,122,860 and ($591,434), respectively)	$344,730,245	$292,230,983

*  Class 1 shareholders were converted to Class 2 during the period. Please refer to Note A.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Choice Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Net asset value, beginning of period	$12.46		$12.55	$12.43	$13.13	$11.19	$9.45
From Investment Operations
Net investment income(a)	0.12		0.19	0.17	0.16	0.17	0.23
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.33		(0.13)	0.09 (e)	(0.75)	2.19	1.83
Net increase (decrease) in net asset value from investment operations	2.45		0.06	0.26	(0.59)	2.36	2.06
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.16)	(0.15)	(0.14)	(0.43)	(0.32)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00	(b)	0.01	0.01	0.03	0.01	0.00 (b)
Net asset value, end of period	$14.91		$12.46	$12.55	$12.43	$13.13	$11.19
Total Return
Total return based on net asset value(c)	19.62%		0.59%	2.16%	(4.25)%	21.20%	21.81%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$321,376		$272,338	$229,032	$110,234	$94,942	$156,038
Ratio of net expenses to average net assets	0.64	%*	0.65%	0.65%	0.66%	0.67%	0.64%
Ratio of net investment income to average net assets	1.70	%*	1.46%	1.29%	1.23%	1.41%	2.23%
Portfolio turnover rate(d)	4%		23%	16%	23%	25%	21%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

(e)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Choice Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period July 7, 2014(c) through December 31, 2014	For the Period January 1, 2013(c) through April 16, 2013		For the Period January 23, 2012(c) through December 31, 2012
Net asset value, beginning of period	$12.58		$12.67	$12.54	$14.08	$11.22		$10.15
From Investment Operations
Net investment income(a)	0.12		0.20	0.20	0.05	0.07		0.28
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.35		(0.13)	0.07 (f)	(1.44)	0.79		1.12
Net increase (decrease) in net asset value from investment operations	2.47		0.07	0.27	(1.39)	0.86		1.40
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.17)	(0.16)	(0.15)	—		(0.33)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00	(d)	0.01	0.02	0.00 (d)	0.00	(d)	0.00	(d)
Net asset value, end of period	$15.05		$12.58	$12.67	$12.54	$12.08		$11.22
Total Return
Total return based on net asset value(b)	19.67%		0.66%	2.25%	(9.86)%	7.66%		13.79%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$23,344		$19,890	$19,703	$18,758	$—	(d)	$27,557
Ratio of net expenses to average net assets	0.57	%*	0.58%	0.58%	0.58%*	0.55	%*	0.57	%*
Ratio of net investment income to average net assets	1.77	%*	1.59%	1.51%	0.71%*	2.29	%*	2.86	%*
Portfolio turnover rate(e)	4%		23%	16%	23%	5%		21%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Recommencement of investment operations. Class had no shareholders from April 19, 2011 to January 22, 2012 and from April 17, 2013 to July 6, 2014. All shares of this class were redeemed at $11.66 on April 18, 2011. New shares were issued at $10.15 on January 23, 2012. All shares of this class were redeemed at $12.08 on April 16, 2013. New shares were issued at $14.08 on July 7, 2014.

(d)  Amount is less than $0.005 per share.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Choice Fund
Selected data for a Class K Share outstanding throughout the period:

	For the Period April 28, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$14.15
From Investment Operations
Net investment income(b)	0.04
Net realized and unrealized gain on investments and foreign currency transactions	0.72
Net increase in net asset value from investment operations	0.76
Net asset value, end of period	$14.91
Total Return
Total return based on net asset value(c)	5.37%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5
Ratio of net expenses to average net assets	0.61	%*
Ratio of net investment income to average net assets	1.68	%*
Portfolio turnover rate(d)	4%

*  Annualized.

(a)  Commencement of operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Choice Fund
Selected data for an Institutional Class Share outstanding throughout the period:

	For the Period April 28, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$14.15
From Investment Operations
Net investment income(b)	0.04
Net realized and unrealized gain on investments and foreign currency transactions	0.72
Net increase in net asset value from investment operations	0.76
Net asset value, end of period	$14.91
Total Return
Total return based on net asset value(c)	5.37%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5
Ratio of net expenses to average net assets	0.61	%*
Ratio of net investment income to average net assets	1.68	%*
Portfolio turnover rate(d)	4%

*  Annualized.

(a)  Commencement of operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford EAFE Pure Fund

	Value	% of Total Net Assets
Apparel Retailers	$22,116,891	7.2%
Asset Managers	10,021,268	3.3
Auto Parts	4,311,715	1.4
Banks	19,046,106	6.3
Biotechnology	5,285,186	1.8
Brewers	11,292,243	3.7
Business Support Services	5,340,669	1.7
Chemicals	5,968,979	2.0
Clothing & Accessories	12,530,088	4.2
Commercial Services & Supplies	4,173,198	1.4
Containers & Packaging	4,198,379	1.4
Distillers & Vintners	4,475,436	1.4
Diversified Industrials	5,995,905	2.0
Electrical Equipment	4,731,892	1.6
Electronic Equipment	8,796,319	2.9
Food & Drug Retailers	1,993,385	0.7
Food Products	15,846,191	5.2
Food Retailers & Wholesalers	9,949,458	3.3
Footwear	6,856,952	2.3
Industrial Machinery	25,740,455	8.4
Investment Services	6,793,103	2.2
Life Insurance	3,545,508	1.1
Media Agencies	7,290,819	2.4
Medical Equipment	12,695,368	4.2
Nondurable Household Products	8,050,660	2.7
Oil Equipment & Services	2,737,960	0.9
Personal Products	10,676,291	3.5
Pharmaceuticals	9,254,287	3.0
Property & Casualty Insurance	8,550,225	2.8
Recreational Products	8,002,441	2.6
Semiconductors	1,148,271	0.4
Speciality Finance	10,038,366	3.3
Specialized Consumer Services	13,641,134	4.5
Support Services	4,610,366	1.5
Technology Hardware & Equipment	4,490,967	1.5
Total Value of Investments	300,196,481	98.8
Other assets less liabilities	3,790,997	1.2
Net Assets	$303,987,478	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford EAFE Pure Fund

	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 6.8%
Brambles Ltd.	561,463	$4,198,379
Cochlear Ltd.	64,114	7,657,587
Mesoblast Ltd. (a)	181,023	289,386
SEEK Ltd.	321,127	4,173,198
Treasury Wine Estates Ltd.	442,590	4,475,436
		20,793,986
DENMARK — 5.5%
Carlsberg A/S, B Shares	49,353	5,274,130
Novo Nordisk A/S, B Shares	148,491	6,380,255
Novozymes A/S, B Shares	114,192	4,995,800
		16,650,185
FINLAND — 1.6%
Kone Oyj, B Shares	97,155	4,942,782
FRANCE — 1.6%
Legrand SA	67,713	4,731,892
GERMANY — 6.1%
adidas AG	35,760	6,856,952
Infineon Technologies AG	211,433	4,490,967
Zalando SE 144A (a)(b)	155,076	7,091,177
		18,439,096
HONG KONG — 3.1%
AIA Group Ltd.	484,600	3,545,508
Jardine Matheson Holdings Ltd.	93,400	5,995,905
		9,541,413
JAPAN — 25.5%
Asahi Group Holdings Ltd.	159,800	6,018,113
DENSO Corp.	101,600	4,311,715
Japan Exchange Group, Inc.	373,600	6,793,103
Kakaku.com, Inc.	248,800	3,576,483
Kao Corp.	135,400	8,050,660
MS&AD Insurance Group Holdings, Inc.	253,500	8,550,225

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford EAFE Pure Fund

	Shares	Value
Olympus Corp.	137,500	$5,037,781
Pigeon Corp.	115,600	4,202,675
Rakuten, Inc.	398,800	4,706,205
Shimano, Inc.	50,400	8,002,441
Shiseido Co., Ltd.	181,600	6,473,616
SMC Corp.	19,800	6,052,708
Sugi Holdings Co., Ltd.	37,200	1,993,385
Suruga Bank Ltd.	154,100	3,747,786
		77,516,896
PORTUGAL — 2.0%
Jeronimo Martins SGPS SA	310,863	6,069,232
SINGAPORE — 2.3%
United Overseas Bank Ltd.	410,789	6,896,589
SPAIN — 3.9%
Distribuidora Internacional de Alimentacion SA	621,792	3,880,226
Inditex SA	205,849	7,905,648
		11,785,874
SWEDEN — 8.4%
Atlas Copco AB, A Shares	152,911	5,879,701
Atlas Copco AB, B Shares	35,100	1,213,223
Investor AB, B Shares	208,064	10,038,366
Svenska Handelsbanken AB, A Shares	586,626	8,401,731
		25,533,021
SWITZERLAND — 11.6%
Compagnie Financiere Richemont SA	72,940	6,035,701
Mettler-Toledo International, Inc. (a)	14,946	8,796,319
Nestle SA	101,597	8,861,054
Roche Holding AG — Genusschein	11,248	2,874,032
Schindler Holding AG, Participating Certificates	28,432	6,027,952
Swatch Group AG (The)	7,208	2,665,982
		35,261,040
UNITED KINGDOM — 20.4%
ASOS PLC (a)	95,124	7,120,066
Auto Trader Group PLC 144A (b)	1,082,212	5,358,446

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford EAFE Pure Fund

	Shares	Value
Burberry Group PLC	176,923	$3,828,405
Capita PLC	511,606	4,610,366
Hargreaves Lansdown PLC	380,745	6,456,456
Imagination Technologies Group PLC (a)	575,282	1,148,271
Intertek Group PLC	97,217	5,340,669
John Wood Group PLC	327,694	2,737,960
Johnson Matthey PLC	159,484	5,968,979
Jupiter Fund Management PLC	541,995	3,564,812
Rightmove PLC	131,761	7,290,819
Unilever PLC	129,072	6,985,137
Weir Group PLC (The)	71,958	1,624,089
		62,034,475
TOTAL INVESTMENTS — 98.8%
(cost $269,618,242)		$300,196,481
Other assets less liabilities — 1.2%		3,790,997
NET ASSETS — 100.0%		$303,987,478

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2017, the net value of these securities was $12,449,623 representing 4.1% of net assets.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford EAFE Pure Fund

ASSETS
Investments, at value (cost $269,618,242)	$300,196,481
Cash	4,462,490
Foreign cash, at value (cost $58,966)	58,803
Receivable for investments sold	1,488,825
Tax reclaims receivable	419,811
Dividends receivable	393,128
Total Assets	307,019,538
LIABILITIES
Payable for investments purchased	2,575,489
Management fee payable	257,571
Servicing fee payable	111,397
Trustee fee payable	2,594
Accrued expenses	85,009
Total Liabilities	3,032,060
NET ASSETS	$303,987,478
COMPOSITION OF NET ASSETS
Paid-in capital	$273,966,537
Undistributed net investment income	2,489,665
Accumulated net realized loss on investments and foreign currency transactions	(3,058,063)
Net unrealized appreciation in value of investments and foreign currencies	30,589,339
	$303,987,478
NET ASSET VALUE, PER SHARE
Class 2 ($223,082,297 / 19,738,371 shares outstanding), unlimited authorized, no par value	$11.30
Class 3 ($80,894,655 / 7,086,028 shares outstanding), unlimited authorized, no par value	$11.42
Class K ($5,263 / 466 shares outstanding), unlimited authorized, no par value	$11.30	*
Institutional Class ($5,263 / 466 shares outstanding), unlimited authorized, no par value	$11.30	*

*  Net assets divided by shares does not recalculate using values rounded to the dollar.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2017

For the Six Months Ended June 30, 2017 (unaudited)
Baillie Gifford EAFE Pure Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $339,660)	$3,269,725
Interest	244
Total Investment Income	3,269,969
EXPENSES
Management fee (Note B)	423,083
Shareholder Servicing fees — Class 1 Shares (Note B)	3
Shareholder Servicing fees — Class 2 Shares (Note B)	170,811
Shareholder Servicing fees — Class 3 Shares (Note B)	20,401
Shareholder Servicing fees — Class K Shares (Note B)	1
Shareholder Servicing fees — Institutional Class Shares (Note B)	1
Fund accounting	60,465
Custody	22,816
Transfer agency	17,281
Legal	13,824
Professional fees	11,954
Trustees' fees	4,774
Insurance	881
Miscellaneous	5,907
Total Expenses	752,202
Net Investment Income	2,517,767
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	1,006,741
Foreign currency transactions	(148,377)
858,364
Net change in unrealized appreciation on:
Investments	36,769,580
Translation of assets and liabilities denominated in foreign currencies	27,925
36,797,505
Net realized and unrealized gain on investments and foreign currency transactions	37,655,869
NET INCREASE IN NET ASSETS FROM OPERATIONS	$40,173,636

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Pure Fund

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,517,767	$3,001,397
Net realized gain (loss) from investments and foreign currency transactions	858,364	(2,342,946)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	36,797,505	(1,001,654)
Net increase (decrease) in net assets from operations	40,173,636	(343,203)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(44)
Class 2	—	(2,430,620)
Total Dividends and Distributions	—	(2,430,664)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	1,497	2,994
Class 2*	19,964,711	—
Class 3	74,325,352	—
Class K	5,000	—
Institutional Class	5,000	—
Purchase fees:
Class 1	5	—
Class 2	198,413	6
Class 3	1	—
Redemption fees:
Class 2	3,003	—
Dividends reinvested:
Class 1	—	44
Class 2	—	2,430,621
Cost of shares redeemed:
Class 1*	(4,715)	—
Class 2	(3,003,003)	—
Increase in Net Assets from Transactions in Shares of Beneficial Interest	91,495,264	2,433,665
Total Increase (Decrease) in Net Assets	131,668,900	(340,202)
NET ASSETS
Beginning of period	172,318,578	172,658,780
End of period (including undistributed (distributions in excess of) net investment income of $2,489,665 and ($28,102), respectively)	$303,987,478	$172,318,578

*  Class 1 shareholders were converted to Class 2 during the period. Please refer to Note A.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Pure Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016		For the Year Ended December 31, 2015	For the Period April 15, 2014(a) through December 31, 2014
Net asset value, beginning of period	$9.55		$9.70		$9.36	$10.00
From Investment Operations
Net investment income(b)	0.10		0.17		0.13	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.64		(0.18)		0.27 (f)	(0.69)
Net increase (decrease) in net asset value from investment operations	1.74		(0.01)		0.40	(0.61)
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.14)		(0.09)	(0.06)
Distributions from net realized gain on investments	—		—		—	(0.00	)(c)
Total Dividends and Distributions	—		(0.14)		(0.09)	(0.06)
Proceeds from Purchase Fees and Redemption Fees(b)	0.01		(0.00	)(c)	0.03	0.03
Net asset value, end of period	$11.30		$9.55		$9.70	$9.36
Total Return
Total return based on net asset value(d)	18.39%		(0.20)%		4.61%	(5.79)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$223,082		$172,316		$172,659	$43,223
Ratio of expenses to average net assets, before waiver	0.64	%*	0.66%		0.66%	0.70	%*
Ratio of net expenses to average net assets, after waiver	0.64	%*	0.66%		0.66%	0.67	%*
Ratio of net investment income to average net assets	1.97	%*	1.73%		1.36%	1.17	%*
Portfolio turnover rate(e)	3%		13%		18%	5%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Pure Fund
Selected data for a Class 3 Share outstanding throughout the period:

	For the Period March 24, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$10.49
From Investment Operations
Net investment income(b)	0.08
Net realized and unrealized gain on investments and foreign currency transactions	0.85
Net increase in net asset value from investment operations	0.93
Proceeds from Purchase Fees and Redemption Fees(b)	(0.00	)(c)
Net asset value, end of period	$11.42
Total Return
Total return based on net asset value(d)	8.84%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$80,895
Ratio of net expenses to average net assets	0.54	%*
Ratio of net investment income to average net assets	2.69	%*
Portfolio turnover rate(e)	3%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Pure Fund
Selected data for a Class K Share outstanding throughout the period:

	For the Period April 28, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$10.74
From Investment Operations
Net investment income(b)	0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.53
Net increase in net asset value from investment operations	0.56
Net asset value, end of period	$11.30
Total Return
Total return based on net asset value(c)	5.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5
Ratio of net expenses to average net assets	0.58	%*
Ratio of net investment income to average net assets	1.86	%*
Portfolio turnover rate(d)	3%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford EAFE Pure Fund
Selected data for an Institutional Class Share outstanding throughout the period:

	For the Period April 28, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$10.74
From Investment Operations
Net investment income(b)	0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.53
Net increase in net asset value from investment operations	0.56
Net asset value, end of period	$11.30
Total Return
Total return based on net asset value(c)	5.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5
Ratio of net expenses to average net assets	0.58	%*
Ratio of net investment income to average net assets	1.86	%*
Portfolio turnover rate(d)	3%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Emerging Markets Fund

	Value	% of Total Net Assets
Aerospace & Defense	$9,401,174	0.6%
Auto Manufacturers	18,776,429	1.1
Automobiles	17,994,547	1.1
Automobiles & Parts	42,497,380	2.5
Banks	219,979,297	12.6
Broadline Retailers	45,364,026	2.6
Building Materials & Fixtures	17,670,707	1.0
Commodity Chemicals	15,284,185	0.9
Computer Services	40,594,658	2.4
Construction & Building Materials	27,394,698	1.6
Construction & Materials	16,779,554	1.0
Electrical Components & Equipment	23,071,172	1.3
Electronic & Electrical Equipment	146,293,017	8.5
Electronic Equipment	24,402,457	1.4
Food & Drug Retailers	20,922,562	1.2
Food and Drug Retailing	7,215,152	0.4
Food Products	5,410,902	0.3
General Financial	10,186,498	0.6
General Industrials	16,519,018	1.0
General Retailers	7,436,798	0.4
Hotels Restaurants and Leisure	17,101,843	1.0
Household Goods	19,133,477	1.1
Industrial Engineering	11,715,545	0.7
Insurance	65,712,799	3.8
Internet	218,616,376	12.8
Internet Software and Services	1,610,169	0.1
Leisure Goods	37,254,948	2.1
Life Insurance	63,476,177	3.7
Media & Photography	62,027,736	3.6
Mortgage Finance	50,739,515	3.0
Nonlife Insurance	27,148,625	1.6
Oil & Gas	60,118,541	3.5
Oil & Gas Producers	26,099,631	1.5
Personal Goods	7,009,347	0.4
Real Estate Holding & Development	44,059,676	2.6
Semiconductor Equipment	8,351,031	0.5
Semiconductors	85,698,569	5.0

Industry Diversification Table

Semi-Annual Report June 30, 2017

	Value	% of Total Net Assets
Software & Computer Services	$3,000,827	0.2%
Specialized Consumer Services	87,860,167	5.1
Technology Hardware & Equipment	40,553,784	2.4
Textiles and Apparel	6,910,657	0.4
Toys	11,216,977	0.7
Transportation Services	11,693,254	0.7
Total Value of Investments	1,700,303,902	99.0
Other assets less liabilities	16,738,169	1.0
Net Assets	$1,717,042,071	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
COMMON STOCKS — 95.4%
ARGENTINA — 1.7%
MercadoLibre, Inc.	112,572	$28,242,063
BRAZIL — 4.9%
B3 SA — Brasil Bolsa Balcao	1,720,900	10,186,498
Banco Bradesco SA ADR	3,704,074	31,484,629
Embraer SA ADR	515,698	9,401,174
Kroton Educacional SA	1,660,200	7,436,798
Petroleo Brasileiro SA ADR (a)	3,266,537	26,099,631
		84,608,730
CHINA — 24.9%
Alibaba Group Holding Ltd. ADR (a)	623,564	87,860,167
Baidu, Inc. ADR (a)	91,766	16,413,267
China Vanke Co. Ltd., Class H (a)	7,659,100	21,664,354
Ctrip.com International Ltd. ADR (a)	317,524	17,101,843
Geely Automobile Holdings Ltd.	8,615,000	18,567,852
JD.com, Inc. ADR (a)	797,083	31,261,595
Minth Group Ltd.	2,936,000	12,437,830
Ping An Insurance Group Co. of China Ltd., Class H	9,636,000	63,476,177
Shenzhou International Group Holdings Ltd.	1,066,000	7,009,347
SINA Corp. (a)	124,140	10,548,176
Sohu.com, Inc. (a)	187,630	8,454,608
Tencent Holdings Ltd.	2,975,300	106,738,770
ZTE Corp., Class H (a)	10,807,800	25,779,241
		427,313,227
HONG KONG — 6.7%
AAC Technologies Holdings, Inc.	1,847,000	23,071,172
Brilliance China Automotive Holdings Ltd.	9,880,000	17,994,547
China Overseas Land & Investment Ltd.	2,598,000	7,603,240
China Taiping Insurance Holdings Co., Ltd.	4,851,410	12,298,906
Haier Electronics Group Co., Ltd. (a)	7,359,300	19,133,477
Kingsoft Corp. Ltd.	4,309,000	11,216,977
Sunny Optical Technology Group Co. Ltd.	2,725,000	24,402,457
		115,720,776

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
INDIA — 15.0%
Ambuja Cements Ltd.	2,371,904	$9,043,175
Asian Paints Ltd.	984,522	16,779,554
Axis Bank Ltd.	1,751,959	14,010,072
Housing Development Finance Corp., Ltd.	2,031,692	50,739,515
ICICI Bank Ltd.	5,903,647	26,576,109
Infosys Ltd.	1,317,098	19,064,674
Mahindra & Mahindra Ltd.	900,005	18,776,429
Maruti Suzuki India Ltd.	102,992	11,491,698
Reliance Industries Ltd. (a)	2,817,823	60,118,541
Tata Consultancy Services Ltd.	589,443	21,529,984
UltraTech Cement Ltd.	140,930	8,627,532
		256,757,283
INDONESIA — 1.5%
Bank Mandiri Persero Tbk PT	13,069,900	12,527,773
Bank Rakyat Indonesia Persero Tbk PT	12,233,900	13,959,297
		26,487,070
MEXICO — 4.5%
Alfa SAB de CV, Class A	11,642,700	16,519,018
Cemex SAB de CV ADR (a)	2,908,142	27,394,698
Grupo Financiero Banorte SAB de CV, Class O	2,990,500	18,974,093
Wal-Mart de Mexico SAB de CV	6,082,260	14,102,431
		76,990,240
PHILIPPINES — 0.9%
Ayala Land, Inc.	8,149,800	6,420,656
SM Prime Holdings, Inc.	12,812,400	8,371,426
		14,792,082
RUSSIA — 3.5%
Magnit PJSC GDR Reg S	276,450	9,394,507
Sberbank of Russia PJSC ADR	3,798,721	39,362,902
X5 Retail Group NV GDR Reg S (a)	332,700	11,528,055
		60,285,464
SOUTH AFRICA — 3.6%
Naspers Ltd., N Shares	314,969	62,027,736

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
SOUTH KOREA — 11.6%
Dongbu Insurance Co., Ltd.	204,996	$12,182,496
Doosan Bobcat, Inc.	376,053	11,715,545
Hyundai Marine & Fire Insurance Co., Ltd.	335,615	11,543,490
Interpark Holdings Corp.	567,382	3,000,827
LG Chem Ltd.	60,062	15,284,185
NAVER Corp.	44,059	32,296,605
NCSoft Corp.	48,005	15,922,887
Netmarble Games Corp. 144A (a)(b)	91,661	12,417,476
Orion Corp.	7,758	5,410,902
Samsung Electronics Co., Ltd.	30,508	63,542,729
Samsung Fire & Marine Insurance Co., Ltd.	60,801	14,966,129
		198,283,271
TAIWAN — 14.0%
Advanced Semiconductor Engineering, Inc.	6,515,332	8,351,031
China Life Insurance Co., Ltd.	42,001,370	41,870,403
CTBC Financial Holding Co. Ltd.	15,142,880	9,925,642
Eclat Textile Co. Ltd.	568,000	6,910,657
Hon Hai Precision Industry Co., Ltd.	10,632,848	40,872,574
Largan Precision Co., Ltd.	156,000	24,837,472
Pegatron Corp.	4,723,000	14,774,543
President Chain Store Corp.	803,000	7,215,152
Taiwan Semiconductor Manufacturing Co., Ltd.	12,543,310	85,698,569
		240,456,043
THAILAND — 1.8%
Airports of Thailand PCL NVDR	8,416,000	11,693,254
Kasikornbank PCL NVDR	1,348,400	7,872,014
Siam Commercial Bank PCL NVDR	2,581,700	11,803,298
		31,368,566
TURKEY — 0.7%
Turkiye Garanti Bankasi AS	4,515,280	12,567,641
UNITED STATES — 0.1%
Weibo Corp. ADR (a)	24,224	1,610,169
Total Common Stocks
(cost $1,230,925,441)		1,637,510,361

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
PREFERRED STOCKS — 3.6%
BRAZIL — 1.2%
Banco Bradesco SA	2,461,529	$20,915,827
SOUTH KOREA — 2.4%
Samsung Electronics Co., Ltd.	25,684	41,877,714
Total Preferred Stocks
(cost $37,599,677)		62,793,541
TOTAL INVESTMENTS — 99.0%
(cost $1,268,525,118)		$1,700,303,902
Other assets less liabilities — 1.0%		16,738,169
NET ASSETS — 100.0%		$1,717,042,071

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2017, the net value of these securities was $12,417,476 representing 0.7% of net assets.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

NVDR  —  Non-Voting Depositary Receipt.

Reg S  —  Regulation S ("Reg S") of the securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Emerging Markets Fund

ASSETS
Investments, at value (cost $1,268,525,118)	$1,700,303,902
Cash	14,325,865
Foreign cash, at value (cost $629,056)	625,472
Dividends receivable	4,515,413
Tax reclaims receivable	29,119
Receivable for Indian capital gains tax	288,361
Total Assets	1,720,088,132
LIABILITIES
Management fee payable	2,267,915
Servicing fee payable	186,159
Trustee fee payable	20,155
Accrued expenses	571,832
Total Liabilities	3,046,061
NET ASSETS	$1,717,042,071
COMPOSITION OF NET ASSETS
Paid-in capital	$1,338,682,322
Undistributed net investment income	2,472,645
Accumulated net realized loss on investments and foreign currency transactions	(55,815,755)
Net unrealized appreciation in value of investments and foreign currencies	431,702,859
	$1,717,042,071
NET ASSET VALUE, PER SHARE
Class 2 ($208,493,587 / 10,797,732 shares outstanding), unlimited authorized, no par value	$19.31
Class 3 ($163,069,279 / 8,376,057 shares outstanding), unlimited authorized, no par value	$19.47
Class 5 ($1,345,468,609 / 67,522,977 shares outstanding), unlimited authorized, no par value	$19.93
Class K ($5,298 / 274 shares outstanding), unlimited authorized, no par value	$19.30	*
Institutional Class ($5,298 / 274 shares outstanding), unlimited authorized, no par value	$19.30	*

*  Net assets divided by shares does not recalculate using values rounded to the dollar.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2017

For the Six Months Ended June 30, 2017 (unaudited)
Baillie Gifford Emerging Markets Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,613,491)	$11,562,070
Interest	646
Total Investment Income	11,562,716
EXPENSES
Management fee (Note B)	4,257,113
Shareholder Servicing fees — Class 1 Shares (Note B)	5,638
Shareholder Servicing fees — Class 2 Shares (Note B)	141,366
Shareholder Servicing fees — Class 3 Shares (Note B)	73,746
Shareholder Servicing fees — Class 5 Shares (Note B)	122,972
Shareholder Servicing fees — Class K Shares (Note B)	1
Shareholder Servicing fees — Institutional Class Shares (Note B)	1
Fund accounting	370,360
Custody	339,044
Legal	109,035
Transfer agency	31,010
Professional fees	26,549
Trustees' fees	36,039
Insurance	6,142
Miscellaneous	20,626
Total Expenses	5,539,642
Net Investment Income	6,023,074
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments (net of Indian capital gains tax $24,542)	4,711,486
Foreign currency transactions	297,808
5,009,294
Net change in unrealized appreciation on:
Investments (net of deferred Indian capital gains tax $65,177)	352,283,563
Translation of assets and liabilities denominated in foreign currencies	7,449
352,291,012
Net realized and unrealized gain on investments and foreign currency transactions	357,300,306
NET INCREASE IN NET ASSETS FROM OPERATIONS	$363,323,380

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2017

Baillie Gifford Emerging Markets Fund

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,023,074	$10,187,956
Net realized gain (loss) from investments and foreign currency transactions	5,009,294	(36,740,744)
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	352,291,012	62,816,124
Net increase in net assets from operations	363,323,380	36,263,336
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(63,550)
Class 2	—	(1,102,014)
Class 3	—	(1,191,919)
Class 5	—	(10,344,713)
Total Dividends and Distributions	—	(12,702,196)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	5,696	7,035,259
Class 2*	49,646,883	69,655,261
Class 3	—	122,132,513
Class 5	—	119,060,276
Class K	5,000	—
Institutional Class	5,000	—
Purchase fees:
Class 1	281	809
Class 2	4,567	35,040
Class 3	4,814	13,857
Class 4	—	46,053
Class 5	40,345	439,341
Redemption fees:
Class 1	—	14
Class 2	4,199	1,637
Class 3	3,560	241
Class 4	—	2,003
Class 5	29,835	21,089
Dividends reinvested:
Class 1	—	63,550
Class 2	—	1,102,014
Class 3	—	1,191,919
Class 5	—	10,344,713

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2017

Baillie Gifford Emerging Markets Fund

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Cost of shares redeemed:
Class 1*	$(8,699,086)	$—
Class 2	—	(13,454,743)
Class 4	—	(110,086,301)
Class 5	(20,037,594)	(1,002,506)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	21,013,500	206,602,039
Total Increase in Net Assets	384,336,880	230,163,179
NET ASSETS
Beginning of period	1,332,705,191	1,102,542,012
End of period (including undistributed (distributions in excess of) net investment income of $2,472,645 and ($3,550,428) respectively)	$1,717,042,071	$1,332,705,191

*  Class 1 shareholders were converted to Class 2 during the period. Please refer to Note A.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford Emerging Markets Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016	For the Period March 3, 2015(a) through December 31, 2015		For the Period April 8, 2014(a) through June 9, 2014		For the Period January 1, 2014(a) through January 12, 2014		For the Period April 9, 2013(b) through December 31, 2013
Net asset value, beginning of period	$15.20		$14.88	$17.24		$16.64		$16.52		$15.60
From Investment Operations
Net investment income (loss)(c)	0.07		0.07	0.13		0.01		(0.00	)(d)	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.04		0.38	(2.38)		1.18		(0.41)		1.10
Net increase (decrease) in net asset value from investment operations	4.11		0.45	(2.25)		1.19		(0.41)		1.20
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.14)	(0.17)		—		—		(0.29)
Distributions from net realized gain on investments	—		—	(0.00	)(d)	—		—		—
Total Dividends and Distributions	—		(0.14)	(0.17)		—		—		(0.29)
Proceeds from Purchase Fees and Redemption Fees(c)	(0.00	)(d)	0.01	0.06		0.02		—		0.01
Net asset value, end of period	$19.31		$15.20	$14.88		$17.85		$16.11		$16.52
Total Return
Total return based on net asset value(e)	27.05%		3.10%	(12.68)%		7.27%		(2.48)%		7.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$208,494		$121,739	$69,091		$9,994		$49,767		$51,029
Ratio of net expenses to average net assets	0.84	%*	0.87%	0.87	%*	0.90	%*	0.92	%*	0.89%*
Ratio of net investment income (loss) to average net assets	0.77	%*	0.52%	0.95	%*	0.46	%*	(0.90	)%*	0.90%*
Portfolio turnover rate(f)	12%		24%	46%		26%		26%		33%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from January 13, 2014 to April 7, 2014 and from June 10, 2014 to March 2, 2015. All shares of this class were redeemed at $16.11 on January 12, 2014. New shares were issued at $16.64 on April 8, 2014. All shares of this class were redeemed at $17.85 on June 9, 2014. New shares were issued at $17.24 on March 3, 2015.

(b)  Commencement of investment operations.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Amount is less than 0.005 per share.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford Emerging Markets Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Period April 01, 2016(b) through December 31, 2016	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Net asset value, beginning of period	$15.32		$14.72	$16.74	$16.40	$14.60
From Investment Operations
Net investment income(a)	0.06		0.12	0.17	0.14	0.19
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.09		0.62	(0.15)	0.48	1.82
Net increase in net asset value from investment operations	4.15		0.74	0.02	0.62	2.01
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.14)	(0.02)	(0.29)	(0.23)
Total Dividends and Distributions	—		(0.14)	(0.02)	(0.29)	(0.23)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00	(c)	0.00 (c)	0.02	0.01	0.02
Net asset value, end of period	$19.47		$15.32	$16.76	$16.74	$16.40
Total Return
Total return based on net asset value(d)	27.10%		5.05%	0.26%	3.98%	13.94%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$163,069		$128,303	$485,066	$317,406	$490,246
Ratio of net expenses to average net assets	0.77	%*	0.80%*	0.75%	0.74%	0.75%
Ratio of net investment income to average net assets	0.72	%*	1.09%*	1.00%	0.88%	1.18%
Portfolio turnover rate(e)	12%		24%	26%	33%	51%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Recommencement of investment operations. Class had no shareholders from December 31, 2014 to March 31, 2016. All shares of this class were redeemed on December 31, 2014 at $16.76. New shares were issued at $14.72 on April 01, 2016.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford Emerging Markets Fund
Selected data for a Class 5 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$15.67		$15.33	$16.93
From Investment Operations
Net investment income(a)	0.07		0.13	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.19		0.35	(1.60)
Net increase (decrease) in net asset value from investment operations	4.26		0.48	(1.46)
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.15)	(0.19)
Distributions from net realized gain on investments	—		—	(0.00	)(b)
Total Dividends and Distributions	—		(0.15)	(0.19)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00	(b)	0.01	0.05
Net asset value, end of period	$19.93		$15.67	$15.33
Total Return
Total return based on net asset value(c)	27.15%		3.24%	(8.24)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,345,469		$1,075,176	$935,177
Ratio of net expenses to average net assets	0.69	%*	0.71%	0.71%
Ratio of net investment income to average net assets	0.79	%*	0.83%	0.89%
Portfolio turnover rate(d)	12%		24%	46%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford Emerging Markets Fund
Selected data for a Class K Share outstanding throughout the period:

	For the Period April 28, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$18.22
From Investment Operations
Net investment income(b)	0.06
Net realized and unrealized gain on investments and foreign currency transactions	1.02
Net increase in net asset value from investment operations	1.08
Net asset value, end of period	$19.30
Total Return
Total return based on net asset value(c)	5.93%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5
Ratio of net expenses to average net assets	0.80	%*
Ratio of net investment income to average net assets	2.05	%*
Portfolio turnover rate(d)	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford Emerging Markets Fund
Selected data for an Institutional Class Share outstanding throughout the period:

	For the Period April 28, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$18.22
From Investment Operations
Net investment income(b)	0.06
Net realized and unrealized gain on investments and foreign currency transactions	1.02
Net increase in net asset value from investment operations	1.08
Net asset value, end of period	$19.30
Total Return
Total return based on net asset value(c)	5.93%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5
Ratio of net expenses to average net assets	0.80	%*
Ratio of net investment income to average net assets	2.05	%*
Portfolio turnover rate(d)	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Value	% of Total Net Assets
Aerospace	$6,513,286	0.7%
Aerospace & Defense	55,167	0.0
Airlines	16,119,117	1.7
Asset Managers	4,459,564	0.5
Automobiles	4,341,657	0.5
Automobiles & Parts	10,336,260	1.1
Banks	45,823,386	4.9
Beverages, Food & Tobacco	2,124,067	0.2
Biotechnology	3,760,462	0.4
Brewers	7,980,177	0.9
Business Support Services	5,584,470	0.6
Clothing & Accessories	9,960,230	1.0
Commercial Services	28,345,896	3.0
Construction & Building Materials	18,073,204	1.9
Construction & Materials	10,079,090	1.1
Containers & Packaging	6,180,900	0.6
Diversified Financial Services	19,173,270	2.0
Diversified Industrials	6,072,940	0.6
Electronic & Electrical Equipment	4,753,559	0.5
Engineering & Machinery	8,746,432	0.9
Fixed Line Telecommunications	8,714,785	0.9
Food Retailers & Wholesalers	5,042,942	0.5
Gambling	4,204,012	0.5
General Financial	46,116,739	4.8
General Retailers	61,337,162	6.5
Health Care Equipment & Services	14,672,583	1.5
Health Care Equipment and Supplies	8,613,902	0.9
Healthcare Providers	21,310,426	2.2
Hotels Restaurants and Leisure	10,593,562	1.1
Industrial Engineering	8,202,517	0.9
Industrial Machinery	36,322,301	3.9
Industrial Transportation	7,021,118	0.7
Information and Communications	3,541,032	0.4
Insurance	32,181,724	3.4
Internet	28,563,381	2.9
Investment Services	5,382,116	0.6
Life Insurance	19,683,938	2.1
Marine Expoloration	5,239,970	0.6
Media & Photography	39,458,658	4.2
Medical Equipment	6,525,301	0.7

Industry Diversification Table

Semi-Annual Report June 30, 2017

	Value	% of Total Net Assets
Mobile Telecommunications	$2,087,706	0.2%
Mortgage Finance	9,482,236	1.0
Nonlife Insurance	17,585,159	1.8
Oil & Gas	23,526,559	2.5
Oil Equipment & Services	4,014,501	0.4
Personal Goods	8,557,567	0.9
Pharmaceuticals	8,723,261	0.9
Pharmaceuticals & Biotechnology	17,086,254	1.8
Pharmaceuticals, Biotechnology & Life Sciences	5,913,897	0.6
Property & Casualty Insurance	15,410,642	1.6
Publishing	2,995,408	0.3
Real Estate	4,891,243	0.5
Real Estate Holding & Development	5,369,432	0.5
Semiconductors	58,531,358	6.2
Software & Computer Services	62,281,538	6.5
Speciality Chemicals	4,910,434	0.5
Specialized Consumer Services	19,996,387	2.1
Support Services	8,084,249	0.9
Technology Hardware & Equipment	20,567,538	2.1
Telecommunications Equipment	3,186,026	0.3
Travel & Leisure	33,048,301	3.5
Trucking	7,181,799	0.8
Waste & Disposal	4,697,343	0.5
Total Value of Investments	939,340,141	98.8
Other assets less liabilities	11,123,257	1.2
Net Assets	$950,463,398	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 0.6%
Brambles Ltd.	826,592	$6,180,900
BRAZIL — 0.6%
B3 SA — Brasil Bolsa Balcao	972,300	5,755,321
CANADA — 1.2%
Fairfax Financial Holdings Ltd.	15,776	6,837,037
Ritchie Bros. Auctioneers, Inc.	173,805	4,995,156
		11,832,193
CHINA — 5.0%
58.com, Inc. ADR (a)	38,244	1,686,943
Alibaba Group Holding Ltd. ADR (a)	141,919	19,996,387
Baidu, Inc. ADR (a)	54,057	9,668,635
China Biologic Products, Inc. (a)	33,249	3,760,462
Ctrip.com International Ltd. ADR (a)	196,687	10,593,562
Tsingtao Brewery Co., Ltd., Class H (a)	480,000	2,124,067
		47,830,056
DENMARK — 2.5%
A. P. Moller — Maersk A/S, B Shares	3,487	7,021,118
Carlsberg A/S, B Shares	74,675	7,980,177
Novo Nordisk A/S, B Shares	203,021	8,723,261
		23,724,556
FRANCE — 0.6%
Bureau Veritas SA	252,286	5,584,470
GERMANY — 3.8%
Deutsche Boerse AG	66,027	6,974,454
Infineon Technologies AG	239,647	5,090,250
SAP SE	234,090	24,502,569
		36,567,273
HONG KONG — 3.2%
AIA Group Ltd.	2,690,400	19,683,938
Jardine Matheson Holdings Ltd.	94,600	6,072,940

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
Sands China Ltd.	918,400	$4,204,012
		29,960,890
INDIA — 2.3%
Housing Development Finance Corp., Ltd.	379,684	9,482,236
ICICI Bank Ltd.	2,714,305	12,218,831
		21,701,067
IRELAND — 4.6%
Bank of Ireland (a)	38,005,365	9,991,026
CRH PLC	507,693	18,073,204
Ryanair Holdings PLC ADR (a)	149,792	16,119,117
		44,183,347
ITALY — 0.5%
Fiat Chrysler Automobiles NV (a)	410,963	4,341,657
JAPAN — 6.5%
Advantest Corp.	277,300	4,753,559
CyberAgent, Inc.	203,100	6,307,592
Japan Exchange Group, Inc.	296,000	5,382,116
Kansai Paint Co. Ltd.	212,700	4,910,434
LINE Corp. (a)	102,000	3,541,032
MS&AD Insurance Group Holdings, Inc.	456,900	15,410,642
Olympus Corp.	178,100	6,525,301
Rohm Co., Ltd.	84,500	6,515,071
SMC Corp.	27,700	8,467,677
		61,813,424
NETHERLANDS — 1.5%
QIAGEN NV (a)	166,366	5,578,252
Yandex NV, Class A (a)	345,081	9,054,925
		14,633,177
NORWAY — 0.8%
Schibsted ASA, Class A	179,127	4,326,432
Schibsted ASA, Class B	135,419	2,995,408
		7,321,840

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
RUSSIA — 0.6%
Sberbank of Russia PJSC ADR	514,662	$5,333,003
SOUTH AFRICA — 3.9%
MTN Group Ltd.	239,486	2,087,706
Naspers Ltd., N Shares	178,397	35,132,226
		37,219,932
SOUTH KOREA — 1.9%
Samsung Electronics Co., Ltd. GDR 144A (b)	17,810	18,464,814
SPAIN — 0.5%
Distribuidora Internacional de Alimentacion SA	808,113	5,042,942
SWEDEN — 2.2%
Atlas Copco AB, B Shares	329,330	11,383,211
Svenska Handelsbanken AB, A Shares	633,686	9,075,730
		20,458,941
SWITZERLAND — 2.8%
Compagnie Financiere Richemont SA	120,367	9,960,230
OC Oerlikon Corp. AG (a)	331,417	4,361,658
Schindler Holding AG, Participating Certificates	57,118	12,109,755
		26,431,643
TAIWAN — 3.1%
HTC Corp. (a)	1,336,000	3,186,026
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	751,080	26,257,757
		29,443,783
UNITED KINGDOM — 4.6%
Hays PLC	2,103,562	4,548,138
Prudential PLC	1,402,016	32,181,724
Rolls-Royce Holdings PLC (a)	561,554	6,513,286
Rolls-Royce Holdings PLC Entitlement (a)	42,355,689	55,167
		43,298,315
UNITED STATES — 45.5%
ABIOMED, Inc. (a)	29,550	4,234,515
Advanced Micro Devices, Inc. (a)	339,957	4,242,663

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
Alnylam Pharmaceuticals, Inc. (a)	48,102	$3,836,616
Alphabet, Inc., Class C (a)	24,381	22,155,746
Amazon.com, Inc. (a)	39,145	37,892,360
Anthem, Inc.	113,275	21,310,426
Apache Corp.	282,156	13,523,737
Autohome, Inc. ADR (a)	77,871	3,532,229
C.H. Robinson Worldwide, Inc.	104,569	7,181,799
CarMax, Inc. (a)	182,017	11,477,992
Colgate-Palmolive Co.	115,440	8,557,567
EOG Resources, Inc.	110,504	10,002,822
Facebook, Inc., Class A (a)	84,756	12,796,461
Financial Engines, Inc.	121,846	4,459,564
First Republic Bank	91,956	9,204,796
GrubHub, Inc. (a)	124,840	5,443,024
Howard Hughes Corp. (The) (a)	39,818	4,891,243
Interactive Brokers Group, Inc., Class A	103,181	3,861,033
Kirby Corp. (a)	78,384	5,239,970
Leucadia National Corp.	333,134	8,714,785
Lincoln Electric Holdings, Inc.	94,977	8,746,432
Markel Corp. (a)	11,014	10,748,122
MarketAxess Holdings, Inc.	27,679	5,566,247
Martin Marietta Materials, Inc.	45,283	10,079,090
Mastercard, Inc., Class A	108,702	13,201,858
Moody's Corp.	154,525	18,802,602
Myriad Genetics, Inc. (a)	228,866	5,913,897
NOW, Inc. (a)	249,658	4,014,501
NVIDIA Corp.	77,716	11,234,625
ResMed, Inc.	110,619	8,613,902
Royal Caribbean Cruises Ltd.	302,557	33,048,301
Seattle Genetics, Inc. (a)	148,268	7,671,386
SiteOne Landscape Supply, Inc. (a)	92,909	4,836,843
Stericycle, Inc. (a)	61,548	4,697,343
TD Ameritrade Holding Corp.	384,116	16,513,147
Teradyne, Inc.	242,881	7,293,716
Tesla, Inc. (a)	28,584	10,336,260
TripAdvisor, Inc. (a)	73,999	2,826,762
Verisk Analytics, Inc. (a)	95,819	8,084,249
Visa, Inc., Class A	143,079	13,417,949
Wabtec Corp.	89,645	8,202,517
Waters Corp. (a)	56,778	10,438,068

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
Zillow Group, Inc., Class A (a)	24,826	$1,212,502
Zillow Group, Inc., Class C (a)	84,818	4,156,930
		432,216,597
TOTAL INVESTMENTS — 98.8%
(cost $675,789,713)		$939,340,141
Other assets less liabilities — 1.2%		11,123,257
NET ASSETS — 100.0%		$950,463,398

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2017, the net value of these securities was $18,464,814 representing 1.9% of net assets.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Global Alpha Equity Fund

ASSETS
Investments, at value (cost $675,789,713)	$939,340,141
Cash	10,581,251
Foreign cash, at value (cost $148,000)	147,768
Receivable for investments sold	4,203,338
Dividends receivable	1,173,284
Tax reclaims receivable	469,757
Total Assets	955,915,539
LIABILITIES
Payable for investments purchased	3,724,195
Management fee payable	925,419
Servicing fee payable	277,779
Payable for deferred Indian capital gains tax	276,396
Trustee fee payable	15,445
Accrued expenses	232,907
Total Liabilities	5,452,141
NET ASSETS	$950,463,398
COMPOSITION OF NET ASSETS
Paid-in capital	$678,028,714
Undistributed net investment income	3,231,921
Accumulated net realized gain on investments and foreign currency transactions	5,922,585
Net unrealized appreciation in value of investments and foreign currencies (net of deferred capital gains tax)	263,280,178
	$950,463,398
NET ASSET VALUE, PER SHARE
Class 2 ($269,914,395 / 15,643,086 shares outstanding), unlimited authorized, no par value	$17.25
Class 3 ($680,538,581 / 38,693,606 shares outstanding), unlimited authorized, no par value	$17.59
Class K ($5,211 / 302 shares outstanding), unlimited authorized, no par value	$17.26	*
Institutional Class ($5,211 / 302 shares outstanding), unlimited authorized, no par value	$17.26	*

*  Net assets divided by shares does not recalculate using values rounded to the dollar.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2017

For the Six Months Ended June 30, 2017 (unaudited)
Baillie Gifford Global Alpha Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $624,060)	$6,897,570
Interest	596
Total Investment Income	6,898,166
EXPENSES
Management fee (Note B)	1,777,141
Shareholder Servicing fees — Class 1 Shares (Note B)	3
Shareholder Servicing fees — Class 2 Shares (Note B)	213,153
Shareholder Servicing fees — Class 3 Shares (Note B)	318,897
Shareholder Servicing fees — Class K Shares (Note B)	1
Shareholder Servicing fees — Institutional Class Shares (Note B)	1
Fund accounting	209,196
Legal	54,251
Custody	53,751
Trustees' fees	25,689
Transfer agency	23,518
Professional fees	11,991
Insurance	3,269
Miscellaneous	7,939
Total Expenses	2,698,800
Net Investment Income	4,199,366
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of Indian Capital gains tax $19,529)	25,618,581
Foreign currency transactions	(65,331)
25,553,250
Net change in unrealized appreciation on:
Investments (net of deferred Indian Capital gains tax $29,236)	123,056,756
Translation of assets and liabilities denominated in foreign currencies	29,852
123,086,608
Net realized and unrealized gain on investments and foreign currency transactions	148,639,858
NET INCREASE IN NET ASSETS FROM OPERATIONS	$152,839,224

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2017

Baillie Gifford Global Alpha Equity Fund

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,199,366	$5,140,233
Net realized gain (loss) from investments and foreign currency transactions	25,553,250	(19,504,514)
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	123,086,608	49,198,844
Net increase in net assets from operations	152,839,224	34,834,563
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(21)
Class 2	—	(1,209,257)
Class 3	—	(3,840,716)
Capital gains:
Class 1	—	(6)
Class 2	—	(1,167,950)
Class 3	—	(1,386,910)
Total Dividends and Distributions	—	(7,604,860)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	1,498	2,996
Class 2*	12,987,462	102,389,191
Class 3	—	206,629,056
Class K	5,000	—
Institutional Class	5,000	—
Purchase fees:
Class 1	—	1
Class 2	5,472	50,495
Class 3	14,033	107,459
Redemption fees:
Class 2	6,754	12,291
Class 3	17,770	21,142
Dividends reinvested:
Class 1	—	26
Class 2	—	2,377,207
Class 3	—	5,227,626
Cost of shares redeemed:
Class 1*	(4,965)	—
Class 2	(11,502,002)	(108,680,958)
Class 3	(22,522,523)	(128,628,662)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(20,986,501)	79,507,870
Total Increase in Net Assets	131,852,723	106,737,573
NET ASSETS
Beginning of period	818,610,675	711,873,102
End of period (including undistributed (distributions in excess of) net investment income of $3,231,921 and ($967,445) respectively)	$950,463,398	$818,610,675

*  Class 1 shareholders were converted to Class 2 during the period. Please refer to Note A.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford Global Alpha Equity Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period January 6, 2013(a) through December 31, 2013
Net asset value, beginning of period	$14.52		$13.96	$14.00	$14.10	$11.55
From Investment Operations
Net investment income(b)	0.07		0.10	0.12	0.11	0.12
Net realized and unrealized gain on investments and foreign currency transactions	2.66		0.59	0.11 (f)	0.53	2.94
Net increase in net asset value from investment operations	2.73		0.69	0.23	0.64	3.06
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.08)	(0.11)	(0.14)	(0.17)
Distributions from net realized gain on investments	—		(0.05)	(0.17)	(0.61)	(0.34)
Total Dividends and Distributions	—		(0.13)	(0.28)	(0.75)	(0.51)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.01	0.01	0.00 (c)
Net asset value, end of period	$17.25		$14.52	$13.96	$14.00	$14.10
Total Return
Total return based on net asset value(d)	18.85%		4.95%	1.75%	4.49%	26.48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$269,914		$225,095	$210,890	$213,426	$119,535
Ratio of net expenses to average net assets	0.66	%*	0.67%	0.66%	0.67%	0.68%*
Ratio of net investment income to average net assets	0.90	%*	0.69%	0.83%	0.74%	1.00%*
Portfolio turnover rate(e)	7%		20%	16%	26%	20%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford Global Alpha Equity Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Net asset value, beginning of period	$14.79		$14.23	$14.26	$14.36	$11.56	$9.86
From Investment Operations
Net investment income(a)	0.08		0.10	0.13	0.13	0.14	0.19
Net realized and unrealized gain on investments and foreign currency transactions	2.72		0.61	0.12 (b)	0.52	3.17	1.65
Net increase in net asset value from investment operations	2.80		0.71	0.25	0.65	3.31	1.84
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.10)	(0.12)	(0.15)	(0.18)	(0.14)
Distributions from net realized gain on investments	—		(0.05)	(0.17)	(0.61)	(0.34)	—
Total Dividends and Distributions	—		(0.15)	(0.29)	(0.76)	(0.52)	(0.14)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00	(c)	0.00 (c)	0.01	0.01	0.01	0.00 (c)
Net asset value, end of period	$17.59		$14.79	$14.23	$14.26	$14.36	$11.56
Total Return
Total return based on net asset value(d)	18.89%		5.02%	1.84%	4.48%	28.71%	18.69%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$680,539		$593,513	$500,983	$410,993	$299,182	$231,157
Ratio of net expenses to average net assets	0.59	%*	0.60%	0.59%	0.59%	0.61%	0.63%
Ratio of net investment income to average net assets	0.96	%*	0.75%	0.85%	0.91%	1.05%	1.76%
Portfolio turnover rate(e)	7%		20%	16%	26%	20%	15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford Global Alpha Equity Fund
Selected data for a Class K Share outstanding throughout the period:

	For the Period April 28, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$16.56
From Investment Operations
Net investment income(b)	0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.67
Net increase in net asset value from investment operations	0.70
Net asset value, end of period	$17.26
Total Return
Total return based on net asset value(c)	4.23%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5
Ratio of net expenses to average net assets	0.67	%*
Ratio of net investment income to average net assets	1.04	%*
Portfolio turnover rate(d)	7%

*  Annualized.

(a)  Commencement of operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford Global Alpha Equity Fund
Selected data for an Institutional Class Share outstanding throughout the period:

	For the Period April 28, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$16.56
From Investment Operations
Net investment income(b)	0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.67
Net increase in net asset value from investment operations	0.70
Net asset value, end of period	$17.26
Total Return
Total return based on net asset value(c)	4.23%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5
Ratio of net expenses to average net assets	0.67	%*
Ratio of net investment income to average net assets	1.04	%*
Portfolio turnover rate(d)	7%

*  Annualized.

(a)  Commencement of operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

	Value	% of Total Net Assets
Apparel Retailers	$4,461,019	4.2%
Automobiles & Parts	9,213,823	8.6
Biotechnology	2,151,018	2.0
Broadline Retailers	4,303,399	4.0
Clothing & Accessories	1,927,498	1.8
Clothing and Accessories	1,658,547	1.6
General Retailers	12,598,091	11.8
Health Care Equipment and Supplies	1,429,132	1.3
Hotels Restaurants and Leisure	2,950,128	2.8
Industrial Machinery	1,510,117	1.4
Internet	14,394,798	13.4
Life Insurance	1,865,672	1.7
Medical Equipment	3,465,546	3.2
Personal Products	1,240,872	1.2
Pharmaceuticals & Biotechnology	8,417,611	7.9
Pharmaceuticals, Biotechnology & Life Sciences	1,566,085	1.5
Software	7,095,892	6.5
Software & Computer Services	12,535,053	11.7
Specialized Consumer Services	7,359,489	6.9
Technology Hardware & Equipment	5,649,716	5.3
Total Value of Investments	105,793,506	98.8
Other assets less liabilities	1,309,965	1.2
Net Assets	$107,103,471	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 1.0%
Atlassian Corp. PLC, Class A (a)	32,200	$1,132,796
CHINA — 23.1%
Alibaba Group Holding Ltd. ADR (a)	52,232	7,359,489
Baidu, Inc. ADR (a)	26,887	4,809,009
Ctrip.com International Ltd. ADR (a)	54,774	2,950,128
Tencent Holdings Ltd.	267,200	9,585,789
		24,704,415
FRANCE — 7.0%
Hermes International	3,902	1,927,498
Kering	12,638	4,303,399
L'Oreal SA	5,951	1,240,872
		7,471,769
GERMANY — 0.7%
Rocket Internet SE 144A (a)(b)	35,542	765,823
HONG KONG — 1.7%
AIA Group Ltd.	255,000	1,865,672
NETHERLANDS — 1.8%
ASML Holding NV	14,600	1,903,155
SPAIN — 4.2%
Inditex SA	116,157	4,461,019
SWEDEN — 1.4%
Atlas Copco AB, A Shares	39,273	1,510,117
UNITED STATES — 57.9%
Alphabet, Inc., Class C (a)	4,852	4,409,158
Amazon.com, Inc. (a)	9,964	9,645,152
Bluebird Bio, Inc. (a)	14,908	1,566,085
DexCom, Inc. (a)	19,537	1,429,132
Facebook, Inc., Class A (a)	53,821	8,125,895
Illumina, Inc. (a)	39,833	6,911,822

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
Intuitive Surgical, Inc. (a)	3,705	$3,465,546
Ionis Pharmaceuticals, Inc. (a)	22,374	1,138,165
Juno Therapeutics, Inc. (a)	33,886	1,012,853
Netflix, Inc. (a)	19,764	2,952,939
NVIDIA Corp.	25,917	3,746,561
salesforce.com, Inc. (a)	21,535	1,864,931
Seattle Genetics, Inc. (a)	29,103	1,505,789
Splunk, Inc. (a)	20,493	1,165,847
Tesla, Inc. (a)	25,480	9,213,823
Under Armour, Inc., Class A (a)	76,220	1,658,547
Workday, Inc., Class A (a)	22,335	2,166,495
		61,978,740
TOTAL INVESTMENTS — 98.8%
(cost $74,101,265)		$105,793,506
Other assets less liabilities — 1.2%		1,309,965
NET ASSETS — 100.0%		$107,103,471

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2017, the net value of these securities was $765,823 representing 0.7% of net assets.

ADR  —  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

ASSETS
Investments, at value (cost $74,101,265)	$105,793,506
Cash	1,460,144
Tax reclaims receivable	31,347
Total Assets	107,284,997
LIABILITIES
Management fee payable	87,762
Servicing fee payable	31,680
Trustee fee payable	1,010
Accrued expenses	61,074
Total Liabilities	181,526
NET ASSETS	$107,103,471
COMPOSITION OF NET ASSETS
Paid-in capital	$76,891,644
Accumulated net investment loss	(133,417)
Accumulated net realized loss on investments and foreign currency transactions	(1,348,026)
Net unrealized appreciation in value of investments and foreign currencies	31,693,270
$107,103,471
NET ASSET VALUE, PER SHARE
Class 2 ($56,975,608 / 3,854,545 shares outstanding), unlimited authorized, no par value	$14.78
Class 4 ($50,117,272 / 2,941,772 shares outstanding), unlimited authorized, no par value	$17.04
Class K ($5,295 / 358 shares outstanding), unlimited authorized, no par value	$14.79
Institutional Class ($5,296 / 358 shares outstanding), unlimited authorized, no par value	$14.79

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2017

For the Six Months Ended June 30, 2017 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $25,727)	$196,680
Interest	66
Total Investment Income	196,746
EXPENSES
Management fee (Note B)	203,007
Shareholder Servicing fees — Class 1 Shares (Note B)	8,302
Shareholder Servicing fees — Class 2 Shares (Note B)	37,625
Shareholder Servicing fees — Class 4 Shares (Note B)	13,760
Shareholder Servicing fees — Class K Shares (Note B)	2
Shareholder Servicing fees — Institutional Class Shares (Note B)	1
Fund accounting	38,802
Transfer agency	21,294
Professional fees	12,421
Custody	8,078
Legal	7,585
Trustees' fees	1,754
Insurance	325
Miscellaneous	3,811
Total Expenses	356,767
Fees waived	(26,604)
Net Expenses	330,163
Net Investment Loss	(133,417)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(260,468)
Foreign currency transactions	2,397
(258,071)
Net change in unrealized appreciation on:
Investments	24,374,431
Translation of assets and liabilities denominated in foreign currencies	2,360
24,376,791
Net realized and unrealized gain on investments and foreign currency transactions	24,118,720
NET INCREASE IN NET ASSETS FROM OPERATIONS	$23,985,303

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2017

Baillie Gifford Long Term Global Growth Equity Fund

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(133,417)	$(328,739)
Net realized loss from investments and foreign currency transactions	(258,071)	(1,141,117)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	24,376,791	(1,321,667)
Net increase (decrease) in net assets from operations	23,985,303	(2,791,523)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Capital gains:
Class 1	—	(68,401)
Class 2	—	(193,711)
Class 4	—	(216,535)
Total Dividends and Distributions	—	(478,647)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	19,028	1,066,932
Class 2*	12,864,000	—
Class 4	10,988,978	—
Class K	5,000	—
Institutional Class	5,000	—
Purchase fees:
Class 1	1,663	141
Class 2	4,974	425
Class 4	4,405	502
Redemption fees:
Class 1	—	2,214
Class 2	—	6,897
Class 4	—	6,965
Dividends reinvested:
Class 1	—	68,401
Class 2	—	193,711
Class 4	—	216,535
Cost of shares redeemed:
Class 1*	(12,790,798)	—
Class 2	—	(2,502,502)
Class 4	—	(13,573,574)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	11,102,250	(14,513,353)
Total Increase (Decrease) in Net Assets	35,087,553	(17,783,523)
NET ASSETS
Beginning of period	72,015,918	89,799,441
End of period (including accumulated net investment loss of $133,417 and $—, respectively)	$107,103,471	$72,015,918

*  Class 1 shareholders were converted to Class 2 during the period. Please refer to Note A.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford Long Term Global Growth Equity Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudied)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period June 10, 2014(a) through December 31, 2014
Net asset value, beginning of period	$11.25		$11.76	$10.43	$10.00
From Investment Operations
Net investment loss(b)	(0.02)		(0.05)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.55		(0.39)	1.47	0.47
Net increase (decrease) in net asset value from investment operations	3.53		(0.44)	1.43	0.44
Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	—		(0.07)	(0.12)	(0.01)
Total Dividends and Distributions	—		(0.07)	(0.12)	(0.01)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.02	—
Net asset value, end of period	$14.78		$11.25	$11.76	$10.43
Total Return
Total return based on net asset value(d)	31.38%		(3.80)%	13.99%	4.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$56,976		$32,434	$36,177	$26,095
Ratio of net expenses to average net assets, before waiver	0.82	%*	0.87%	0.91%	0.88%*
Ratio of net expenses to average net assets, after waiver	0.77	%*	0.77%	0.77%	0.80%*
Ratio of net investment loss to average net assets	(0.31	)%*	(0.43)%	(0.34)%	(0.57)%*
Portfolio turnover rate(e)	3%		15%	10%	8%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford Long Term Global Growth Equity Fund
Selected data for a Class 4 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudied)		For the Year Ended December 31, 2016	For the Period October 7, 2015(a) through December 31, 2015
Net asset value, beginning of period	$12.96		$13.53	$12.22
From Investment Operations
Net investment loss(b)	(0.02)		(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.10		(0.46)	1.39
Net increase (decrease) in net asset value from investment operations	4.08		(0.50)	1.38
Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	—		(0.07)	(0.08)
Total Dividends and Distributions	—		(0.07)	(0.08)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.01
Net asset value, end of period	$17.04		$12.96	$13.53
Total Return
Total return based on net asset value(d)	31.44%		(3.71)%	11.31%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$50,117		$28,722	$43,344
Ratio of net expenses to average net assets, before waiver	0.72	%*	0.76%	0.75%*
Ratio of net expenses to average net assets, after waiver	0.67	%*	0.67%	0.67%*
Ratio of net investment loss to average net assets	(0.21	)%*	(0.33)%	(0.39)%*
Portfolio turnover rate(e)	3%		15%	10%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford Long Term Global Growth Equity Fund
Selected data for a Class K Share outstanding throughout the period:

	For the Period April 28, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$13.96
From Investment Operations
Net investment loss(b)	(0.01)
Net realized and unrealized gain on investments and foreign currency transactions	0.84
Net increase in net asset value from investment operations	0.83
Net asset value, end of period	$14.79
Total Return
Total return based on net asset value(c)	5.95%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5
Ratio of net expenses to average net assets, before waiver	0.76	%*
Ratio of net expenses to average net assets, after waiver	0.76	%*
Ratio of net investment loss to average net assets	(0.25	)%*
Portfolio turnover rate(d)	3%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford Long Term Global Growth Equity Fund
Selected data for an Institutional Class Share outstanding throughout the period:

	For the Period April 28, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$13.96
From Investment Operations
Net investment loss(b)	(0.01)
Net realized and unrealized gain on investments and foreign currency transactions	0.84
Net increase in net asset value from investment operations	0.83
Net asset value, end of period	$14.79
Total Return
Total return based on net asset value(c)	5.95%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5
Ratio of net expenses to average net assets, before waiver	0.76	%*
Ratio of net expenses to average net assets, after waiver	0.76	%*
Ratio of net investment loss to average net assets	(0.25	)%*
Portfolio turnover rate(d)	3%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Value	% of Total Net Assets
Aerospace & Defense	$4,716	0.4%
Automobiles & Parts	106,863	8.7
Banks	53,153	4.3
Beverages	9,574	0.8
Construction & Materials	57,639	4.7
General Financial	159,106	13.0
General Industrials	20,335	1.7
General Retailers	204,702	16.8
Health Care Equipment & Services	58,307	4.7
Household Goods	46,128	3.8
Industrial Engineering	23,607	1.9
Leisure Goods	9,211	0.8
Nonlife Insurance	26,348	2.2
Oil Equipment & Services	12,671	1.0
Personal Goods	16,007	1.3
Pharmaceuticals & Biotechnology	130,683	10.7
Software & Computer Services	172,271	14.1
Support Services	34,493	2.8
Technology Hardware & Equipment	36,090	3.0
Travel & Leisure	21,637	1.8
Total Value of Investments	1,203,541	98.5
Other assets less liabilities	18,840	1.5
Net Assets	$1,222,381	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 98.5%
UNITED STATES — 98.5%
ABIOMED, Inc. (a)	226	$32,386
Activision Blizzard, Inc.	160	9,211
Alnylam Pharmaceuticals, Inc. (a)	144	11,485
Alphabet, Inc., Class C (a)	78	70,881
Amazon.com, Inc. (a)	112	108,416
American Express Co.	266	22,408
Bristol-Myers Squibb Co.	149	8,302
Brown-Forman Corp., Class B	197	9,574
CarMax, Inc. (a)	227	14,315
Celgene Corp. (a)	193	25,065
Chipotle Mexican Grill, Inc. (a)	52	21,637
CoStar Group, Inc. (a)	71	18,716
Ellie Mae, Inc. (a)	185	20,333
Facebook, Inc., Class A (a)	454	68,545
First Republic Bank	531	53,153
Fortive Corp.	321	20,335
GrubHub, Inc. (a)	924	40,286
Harley-Davidson, Inc.	211	11,398
HEICO Corp., Class A	76	4,716
Illumina, Inc. (a)	269	46,677
Interactive Brokers Group, Inc., Class A	415	15,529
Juno Therapeutics, Inc. (a)	440	13,152
Markel Corp. (a)	27	26,348
MarketAxess Holdings, Inc.	328	65,961
Martin Marietta Materials, Inc.	101	22,481
Mastercard, Inc., Class A	279	33,885
Netflix, Inc. (a)	279	41,685
NOW, Inc. (a)	788	12,671
NVIDIA Corp.	109	15,757
Seattle Genetics, Inc. (a)	109	5,640
Tableau Software, Inc., Class A (a)	311	19,055
TD Ameritrade Holding Corp.	496	21,323
Tesla, Inc. (a)	264	95,465
TripAdvisor, Inc. (a)	361	13,790
Under Armour, Inc., Class C (a)	794	16,007
Verisk Analytics, Inc. (a)	187	15,777
Vertex Pharmaceuticals, Inc. (a)	158	20,362

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
Wabtec Corp.	258	$23,607
Waters Corp. (a)	141	25,921
Watsco, Inc.	228	35,158
Wayfair, Inc., Class A (a)	600	46,128
		1,203,541
TOTAL INVESTMENTS — 98.5%
(cost $987,832)		$1,203,541
Other assets less liabilities — 1.5%		18,840
NET ASSETS — 100.0%		$1,222,381

(a)  Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

ASSETS
Investments, at value (cost $987,832)	$1,203,541
Cash	10,869
Dividends receivable	42
Due from Investment Advisor	38,368
Total Assets	1,252,820
LIABILITIES
Servicing fee payable	576
Trustee fee payable	3
Accrued expenses	29,860
Total Liabilities	30,439
NET ASSETS	$1,222,381
COMPOSITION OF NET ASSETS
Paid-in capital	$1,005,000
Accumulated net investment loss	(1,386)
Accumulated net realized gain on investments	3,058
Net unrealized appreciation in value of investments	215,709
	$1,222,381
NET ASSET VALUE, PER SHARE
Class K ($1,217,083 / 99,970 shares outstanding), unlimited authorized, no par value	$12.17
Institutional Class ($5,298 / 435 shares outstanding), unlimited authorized, no par value	$12.17	*

*  Net assets divided by shares does not recalculate using values rounded to the dollar.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2017

For the Six Months Ended June 30, 2017 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

INVESTMENT INCOME
Dividends	$2,070
Total Investment Income	2,070
EXPENSES
Management fee (Note B)	1,548
Shareholder Servicing fees — Class 1 Shares (Note B)	894
Shareholder Servicing fees — Class K Shares (Note B)	340
Shareholder Servicing fees — Institutional Class Shares (Note B)	1
Professional fees	10,545
Custody	1,794
Fund accounting	18,935
Transfer agency	6,002
Legal	430
Trustees' fees	25
Insurance	3
Miscellaneous	2,195
Total Expenses	42,712
Fees waived	(39,256)
Net Expenses	3,456
Net Investment Loss	(1,386)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	2,407
2,407
Net change in unrealized appreciation on:
Investments	218,985
218,985
Net realized and unrealized gain on investments	221,392
NET INCREASE IN NET ASSETS FROM OPERATIONS	$220,006

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2017

Baillie Gifford U.S. Equity Growth Fund

	For the Six Months Ended June 30, 2017 (unaudited)	For the Period December 6, 2016(a) through December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(1,386)	$(361)
Net realized gain from investments	2,407	1,012
Net change in unrealized appreciation (depreciation) on investments	218,985	(3,276)
Net increase (decrease) in net assets from operations	220,006	(2,625)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	—	1,000,000
Class K*	1,148,660	—
Institutional Class	5,000	—
Cost of shares redeemed:
Class 1*	(1,148,660)	—
Increase in Net Assets from Transactions in Shares of Beneficial Interest	5,000	1,000,000
Total Increase in Net Assets	225,006	997,375
NET ASSETS
Beginning of period	997,375	—
End of period (including accumulated net investment loss of $1,386 and $–, respectively)	$1,222,381	$997,375

(a)  Commencement of investment operations.

*  Class 1 shareholders were converted to Class K during the period. Please refer to Note A.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford U.S. Equity Growth Fund
Selected data for a Class K Share outstanding throughout the period:

	For the Period April 28, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$11.49
From Investment Operations
Net investment loss(b)	(0.01)
Net realized and unrealized gain on investments	0.69
Net increase in net asset value from investment operations	0.68
Net asset value, end of period	$12.17
Total Return
Total return based on net asset value(c)	5.92%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,217
Ratio of net expenses to average net assets, before waiver	8.32	%*
Ratio of net expenses to average net assets, after waiver	0.57	%*
Ratio of net investment loss to average net assets	(0.39	)%*
Portfolio turnover rate(d)	7%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford U.S. Equity Growth Fund
Selected data for an Institutional Class Share outstanding throughout the period:

	For the Period April 28, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$11.49
From Investment Operations
Net investment loss(b)	(0.01)
Net realized and unrealized gain on investments	0.69
Net increase in net asset value from investment operations	0.68
Net asset value, end of period	$12.17
Total Return
Total return based on net asset value(c)	5.92%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5
Ratio of net expenses to average net assets, before waiver	8.32	%*
Ratio of net expenses to average net assets, after waiver	0.57	%*
Ratio of net investment loss to average net assets	(0.38	)%*
Portfolio turnover rate(d)	7%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford International Choice Fund

	Value	% of Total Net Assets
Apparel Retailers	$21,791,497	4.8%
Asset Managers	13,436,357	3.0
Auto Manufacturers	5,704,776	1.2
Auto Parts	3,505,390	0.8
Banks	23,508,350	5.3
Beverages, Food & Tobacco	5,974,192	1.3
Biotechnology	6,941,209	1.6
Brewers	10,379,433	2.3
Broadline Retailers	7,303,821	1.6
Business Support Services	4,871,409	1.1
Chemicals	5,355,029	1.2
Clothing & Accessories	13,673,698	3.0
Commercial Services & Supplies	4,871,393	1.1
Computer Hardware	1,563,210	0.3
Construction & Materials	3,907,836	0.9
Containers & Packaging	4,987,555	1.1
Distillers & Vintners	4,978,585	1.1
Diversified Industrials	4,538,656	1.0
Electrical Equipment	4,409,738	1.0
Electronic & Electrical Equipment	10,491,337	2.3
Electronic Equipment	9,616,155	2.1
Food & Drug Retailers	9,424,347	2.0
Food Products	13,349,935	3.0
Food Retailers & Wholesalers	9,127,107	2.0
Footwear	7,464,988	1.6
Holding Companies — Diversified	3,043,180	0.7
Hotels Restaurants and Leisure	6,633,667	1.5
Industrial Machinery	30,969,379	6.9
Internet	10,036,474	2.2
Investment Services	9,333,244	2.1
Life Insurance	4,304,947	1.0
Media & Photography	10,717,479	2.4
Media Agencies	8,107,433	1.8
Medical Equipment	14,574,657	3.2
Nondurable Household Products	9,257,664	2.0
Nonlife Insurance	6,327,024	1.4
Oil Equipment & Services	2,390,257	0.5
Personal Products	12,467,803	2.8
Pharmaceuticals	12,505,958	2.8
Property & Casualty Insurance	9,767,831	2.2

Industry Diversification Table

Semi-Annual Report June 30, 2017

	Value	% of Total Net Assets
Recreational Products	$6,239,998	1.4%
Retailers — General	9,605,510	2.2
Semiconductors	20,986,423	4.6
Speciality Finance	7,095,859	1.6
Specialized Consumer Services	22,957,809	5.1
Support Services	6,666,948	1.4
Technology Hardware & Equipment	4,337,037	1.0
Travel & Leisure	2,222,083	0.5
Total Value of Investments	441,724,667	98.0
Other assets less liabilities	9,058,999	2.0
Net Assets	$450,783,666	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
COMMON STOCKS — 98.0%
AUSTRALIA — 5.5%
Brambles Ltd.	667,002	$4,987,555
Cochlear Ltd.	76,873	9,181,483
Mesoblast Ltd. (a)	388,292	620,729
SEEK Ltd.	374,853	4,871,393
Treasury Wine Estates Ltd.	492,348	4,978,585
		24,639,745
BRAZIL — 1.0%
Raia Drogasil SA	216,700	4,611,473
CANADA — 0.2%
Shopify, Inc. Class A (a)	12,555	1,091,030
CHINA — 7.0%
Alibaba Group Holding Ltd. ADR (a)	53,105	7,482,495
Baidu, Inc. ADR (a)	38,171	6,827,265
Ctrip.com International Ltd. ADR (a)	123,165	6,633,667
JD.com, Inc. ADR (a)	117,100	4,592,662
Tsingtao Brewery Co., Ltd., Class H (a)	1,350,057	5,974,192
		31,510,281
DENMARK — 4.9%
Carlsberg A/S, B Shares	67,764	7,241,629
Novo Nordisk A/S, B Shares	197,694	8,494,374
Novozymes A/S, B Shares	144,471	6,320,480
		22,056,483
FINLAND — 1.2%
Kone Oyj, B Shares	108,081	5,498,644
FRANCE — 1.0%
Legrand SA	63,103	4,409,738
GERMANY — 4.5%
adidas AG	38,931	7,464,988
Infineon Technologies AG	204,186	4,337,037
Zalando SE 144A (a)(b)	186,063	8,508,123
		20,310,148

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
HONG KONG — 3.5%
AIA Group Ltd.	588,400	$4,304,947
Cafe de Coral Holdings Ltd.	680,298	2,203,858
Jardine Matheson Holdings Ltd.	70,700	4,538,656
Jardine Strategic Holdings Ltd.	73,000	3,043,180
PAX Global Technology Ltd.	2,435,000	1,563,210
		15,653,851
INDIA — 2.6%
Asian Paints Ltd.	229,288	3,907,836
Mahindra & Mahindra Ltd. GDR	266,711	5,704,776
MakeMyTrip Ltd. (a)	66,232	2,222,083
		11,834,695
JAPAN — 17.6%
DENSO Corp.	82,600	3,505,390
Japan Exchange Group, Inc.	513,300	9,333,244
Kakaku.com, Inc.	332,000	4,772,477
Kao Corp.	155,700	9,257,664
MS&AD Insurance Group Holdings, Inc.	289,600	9,767,831
Olympus Corp.	147,200	5,393,174
Pigeon Corp.	168,800	6,136,778
Rakuten, Inc.	404,200	4,769,931
Shimano, Inc.	39,300	6,239,998
Shiseido Co., Ltd.	177,600	6,331,025
SMC Corp.	20,800	6,358,400
Sugi Holdings Co., Ltd.	45,000	2,411,353
Suruga Bank Ltd.	203,500	4,949,218
		79,226,483
MALAYSIA — 0.6%
Public Bank Bhd	552,900	2,616,913
MEXICO — 0.6%
Wal-Mart de Mexico SAB de CV	1,169,300	2,711,159
PHILIPPINES — 0.5%
Puregold Price Club, Inc.	2,299,400	2,030,089

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
PORTUGAL — 1.2%
Jeronimo Martins SGPS SA	281,281	$5,491,679
RUSSIA — 0.5%
Magnit PJSC GDR Reg S	70,669	2,401,521
SINGAPORE — 1.8%
United Overseas Bank Ltd.	473,299	7,946,047
SOUTH AFRICA — 3.6%
Clicks Group Ltd.	502,597	5,371,563
Naspers Ltd., N Shares	54,422	10,717,479
		16,089,042
SOUTH KOREA — 3.9%
NAVER Corp.	4,378	3,209,209
Samsung Electronics Co., Ltd. GDR 144A (b)	7,935	8,226,743
Samsung Fire & Marine Insurance Co., Ltd.	25,704	6,327,024
		17,762,976
SPAIN — 2.3%
Distribuidora Internacional de Alimentacion SA	582,564	3,635,428
Inditex SA	176,430	6,775,808
		10,411,236
SWEDEN — 5.6%
Atlas Copco AB, A Shares	23,278	895,080
Atlas Copco AB, B Shares	261,210	9,028,660
Investor AB, B Shares	147,075	7,095,859
Svenska Handelsbanken AB, A Shares	558,309	7,996,172
		25,015,771
SWITZERLAND — 8.2%
Compagnie Financiere Richemont SA	66,788	5,526,630
Mettler-Toledo International, Inc. (a)	16,339	9,616,155
Nestle SA	80,569	7,027,041
Roche Holding AG — Genusschein	15,700	4,011,584
Schindler Holding AG, Participating Certificates	33,007	6,997,911
Swatch Group AG (The)	10,174	3,763,000
		36,942,321

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
TAIWAN — 4.8%
Delta Electronics, Inc.	855,000	$4,677,143
Hon Hai Precision Industry Co., Ltd. GDR Reg S	753,994	5,814,194
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	325,078	11,364,727
		21,856,064
THAILAND — 0.7%
Thai Beverage PCL	4,800,000	3,137,804
UNITED KINGDOM — 14.7%
ASOS PLC (a)	86,941	6,507,566
Auto Trader Group PLC 144A (b)	1,198,232	5,932,906
Burberry Group PLC	202,602	4,384,068
Capita PLC	618,752	5,575,918
Hargreaves Lansdown PLC	521,894	8,849,980
Imagination Technologies Group PLC (a)	698,869	1,394,953
Intertek Group PLC	88,675	4,871,409
John Wood Group PLC	286,079	2,390,257
Johnson Matthey PLC	143,080	5,355,029
Jupiter Fund Management PLC	697,314	4,586,377
Rightmove PLC	146,519	8,107,433
Unilever PLC	116,835	6,322,894
Weir Group PLC (The)	97,062	2,190,684
		66,469,474
TOTAL INVESTMENTS — 98.0%
(cost $358,776,436)		$441,724,667
Other assets less liabilities — 2.0%		9,058,999
NET ASSETS — 100.0%		$450,783,666

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2017, the net value of these securities was $22,667,772 representing 5.0% of net assets.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

Reg S  —  Regulation S ("Reg S") of the securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2017

June 30, 2017 (unaudited)
Baillie Gifford International Choice Fund

ASSETS
Investments, at value (cost $358,776,436)	$441,724,667
Cash	4,909,818
Foreign cash, at value (cost $57,912)	57,912
Receivable for investments sold	5,507,993
Dividends receivable	721,415
Tax reclaims receivable	796,086
Total Assets	453,717,891
LIABILITIES
Payable for investments purchased	2,226,362
Management fee payable	380,662
Servicing fee payable	154,544
Payable for deferred Indian capital gains tax	46,758
Trustee fee payable	4,362
Accrued expenses	121,537
Total Liabilities	2,934,225
NET ASSETS	$450,783,666
COMPOSITION OF NET ASSETS
Paid-in capital	$376,314,382
Undistributed net investment income	2,405,840
Accumulated net realized loss on investments and foreign currency transactions	(10,854,924)
Net unrealized appreciation in value of investments and foreign currencies (net of deferred Indian capital gains tax)	82,918,368
$450,783,666
NET ASSET VALUE, PER SHARE
Class 2 ($283,191,282 / 20,618,444 shares outstanding), unlimited authorized, no par value	$13.73
Class 3 ($130,400,827 / 9,391,868 shares outstanding), unlimited authorized, no par value	$13.88
Class 4 ($37,191,557 / 2,650,821 shares outstanding), unlimited authorized, no par value	$14.03

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2017

For the Six Months Ended June 30, 2017 (unaudited)
Baillie Gifford International Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $518,527)	$4,433,752
Interest	212
Total Investment Income	4,433,964
EXPENSES
Management fee (Note B)	695,879
Shareholder Servicing fees — Class 1 Shares (Note B)	11,844
Shareholder Servicing fees — Class 2 Shares (Note B)	213,293
Shareholder Servicing fees — Class 3 Shares (Note B)	59,985
Shareholder Servicing fees — Class 4 Shares (Note B)	6,043
Fund accounting	111,452
Custody	32,799
Legal	28,396
Transfer agency	22,070
Professional fees	13,640
Trustees' fees	8,152
Insurance	1,473
Miscellaneous	3,036
Total Expenses	1,208,062
Net Investment Income	3,225,902
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	5,706,745
Foreign currency transactions	(53,458)
5,653,287
Net change in unrealized appreciation on:
Investments (net of deferred Indian capital gains tax of $46,758)	63,167,272
Translation of assets and liabilities denominated in foreign currencies	45,847
63,213,119
Net realized and unrealized gain on investments and foreign currency transactions	68,866,406
NET INCREASE IN NET ASSETS FROM OPERATIONS	$72,092,308

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2017

Baillie Gifford International Choice Fund

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$3,225,902	$5,199,512
Net realized gain (loss) from investments and foreign currency transactions	5,653,287	(5,129,405)
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	63,213,119	1,842,721
Net increase in net assets from operations	72,092,308	1,912,828
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(194,799)
Class 2	—	(2,772,340)
Class 3	—	(1,432,137)
Total Dividends and Distributions	—	(4,399,276)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2*	18,249,954	399,160
Class 3	19	—
Class 4	34,081,343	—
Purchase fees:
Class 1	3,420	40
Class 2	46,266	535
Class 3	22,875	265
Dividends reinvested:
Class 1	—	194,799
Class 2	—	2,772,340
Class 3	—	1,432,137
Cost of shares redeemed:
Class 1*	(17,850,819)	—
Increase in Net Assets from Transactions in Shares of Beneficial Interest	34,553,058	4,799,276
Total Increase in Net Assets	106,645,366	2,312,828
NET ASSETS
Beginning of period	344,138,300	341,825,472
End of period (including undistributed (distributions in excess of) net investment income of $2,405,840 and ($820,062), respectively)	$450,783,666	$344,138,300

*  Class 1 shareholders were converted to Class K during the period. Please refer to Note A.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford International Choice Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period April 9, 2013(a) through December 31, 2013
Net asset value, beginning of period	$11.44		$11.53	$11.51	$12.20	$11.00
From Investment Operations
Net investment income(b)	0.10		0.17	0.16	0.17	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.19		(0.11)	0.03	(0.58)	1.19
Net increase (decrease) in net asset value from investment operations	2.29		0.06	0.19	(0.41)	1.27
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.15)	(0.17)	(0.17)	(0.09)
Distributions from net realized gain on investments	—		—	—	(0.12)	—
Total Dividends and Distributions	—		(0.15)	(0.17)	(0.29)	(0.09)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.00 (c)	0.01	0.02
Net asset value, end of period	$13.73		$11.44	$11.53	$11.51	$12.20
Total Return
Total return based on net asset value(d)	20.04%		0.54%	1.56%	(3.29)%	11.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$283,191		$219,300	$217,720	$245,206	$169,778
Ratio of net expenses to average net assets, before waiver	0.63	%*	0.65%	0.63%	0.63%	0.67%*
Ratio of net expenses to average net assets, after waiver	0.63	%*	0.65%	0.63%	0.63%	0.66%*
Ratio of net investment income to average net assets	1.60	%*	1.48%	1.38%	1.35%	0.98%*
Portfolio turnover rate(e)	6%		14%	15%	9%	11%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford International Choice Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period April 30, 2013(a) through December 31, 2013
Net asset value, beginning of period	$11.56		$11.65	$11.63	$12.33	$11.50
From Investment Operations
Net investment income(b)	0.11		0.18	0.18	0.17	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.21		(0.12)	0.02	(0.58)	0.82
Net increase (decrease) in net asset value from investment operations	2.32		0.06	0.20	(0.41)	0.91
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.15)	(0.18)	(0.18)	(0.10)
Distributions from net realized gain on investments	—		—	—	(0.12)	—
Total Dividends and Distributions	—		(0.15)	(0.18)	(0.30)	(0.10)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.00 (c)	0.01	0.02
Net asset value, end of period	$13.88		$11.56	$11.65	$11.63	$12.33
Total Return
Total return based on net asset value(d)	20.08%		0.61%	1.63%	(3.26)%	8.11%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$130,401		$108,594	$107,936	$106,203	$109,740
Ratio of net expenses to average net assets	0.56	%*	0.58%	0.56%	0.56%	0.58%*
Ratio of net investment income to average net assets	1.67	%*	1.55%	1.45%	1.38%	1.10%*
Portfolio turnover rate(e)	6%		14%	15%	9%	11%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2017

Baillie Gifford International Choice Fund
Selected data for a Class 4 Share outstanding throughout the period:

	For the Period April 03, 2017(a) through June 30, 2017 (unaudited)
Net asset value, beginning of period	$12.86
From Investment Operations
Net investment income(b)	0.05
Net realized and unrealized gain on investments and foreign currency transactions	1.12
Net increase in net asset value from investment operations	1.17
Net asset value, end of period	$14.03
Total Return
Total return based on net asset value(c)	9.13%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$37,192
Ratio of net expenses to average net assets	0.52	%*
Ratio of net investment income to average net assets	1.67	%*
Portfolio turnover rate(d)	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

Note A — Organization and Accounting Policies

Each of Baillie Gifford International Equity Fund ("International Equity Fund"), Baillie Gifford EAFE Fund ("EAFE Fund"), Baillie Gifford EAFE Choice Fund ("EAFE Choice Fund"), Baillie Gifford EAFE Pure Fund ("EAFE Pure Fund"), Baillie Gifford Emerging Markets Fund ("Emerging Markets Fund"), Baillie Gifford Global Alpha Equity Fund ("Global Alpha Equity Fund"), Baillie Gifford Long Term Global Growth Equity Fund ("Long Term Global Growth Equity Fund"), Baillie Gifford U.S. Equity Growth Fund ("U.S. Equity Growth Fund") and Baillie Gifford International Choice Fund ("International Choice Fund"), (each, a "Fund", and collectively, the "Funds") is a series of Baillie Gifford Funds (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017.

Effective April 28, 2017, all funds with the exception of International Choice Fund had two new share classes added, Class K and Institutional Class.

Effective May 1, 2017, the purchase and redemption fees were removed from all funds.

On April 10, 2017, all shareholders of Class 1 shares were converted to Class 2 shares with the exception of U.S. Equity Growth Fund, where Class 1 shares were converted to Class K shares on April 28, 2017.

The following table is a summary of classes issued and offered as of June 30, 2017:

	International Equity	EAFE	EAFE Choice	EAFE Pure	Emerging Markets	Global Alpha Equity	Long Term Global Growth Equity	U.S. Equity Growth	International Choice
Class 2	X	X	X	X	X	X	X	N/A	X
Class 3	X	X	X	X	X	X	N/A	N/A	X
Class 4	N/A	X	N/A	N/A	N/A	N/A	X	N/A	X
Class 5	X	X	N/A	N/A	X	N/A	N/A	N/A	N/A
Class K	X	X	X	X	X	X	X	X	N/A
Institutional Class	X	X	X	X	X	X	X	X	N/A

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

mean between the last available bid and asked prices. Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained or any other reason), and all other assets, are taken at fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the trustees of the Trust (the "Trustees"). The actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events may not be reflected in the computation of a Funds' net asset values. If events materially affecting the value of the Funds' portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Funds utilize a third party pricing service which for all equity securities, except those traded on a Canadian, Latin American, certain South American or U.S. exchange, subject to certain minimum confidence levels applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which they are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices, and generally less government supervision of foreign securities markets and issuers.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds' Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

It is the Funds' policy to recognize transfers in and transfers out at the fair values as of the beginning of the period.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2017 in valuing the Funds' investments carried at fair value:

International Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$49,662,951	$—	$—	$49,662,951
Australia	—	45,676,547	—	45,676,547
Brazil	5,705,039	—	—	5,705,039
Canada	81,563,128	—	—	81,563,128
China	68,301,670	—	—	68,301,670
Denmark	—	78,768,821	—	78,768,821
Finland	—	38,417,582	—	38,417,582
France	—	76,039,477	—	76,039,477
Germany	—	125,017,077	—	125,017,077
Hong Kong	—	71,960,671	—	71,960,671
Ireland	60,970,695	39,905,063	—	100,875,758
Japan	—	235,241,501	—	235,241,501
Netherlands	17,305,831	59,151,396	—	76,457,227
Peru	20,379,242	—	—	20,379,242
Russia	—	17,174,430	—	17,174,430
Singapore	—	28,021,451	—	28,021,451
South Africa	—	64,325,155	—	64,325,155
South Korea	—	91,553,802	—	91,553,802
Spain	—	54,916,790	—	54,916,790
Sweden	—	79,472,574	—	79,472,574
Switzerland	—	118,768,840	—	118,768,840
Taiwan	—	105,760,610	—	105,760,610
United Kingdom	—	239,527,107	78,528	239,605,635
United States	35,585,867	—	—	35,585,867
Total Common Stocks	339,474,423	1,569,698,894	78,528	1,909,251,845
Preferred Stocks
Brazil	14,760,247	—	—	14,760,247
Total	$354,234,670	$1,569,698,894	$78,528	$1,924,012,092

For the International Equity Fund fair value of Level 3, Level 2 and Level 1 investments at December 31, 2016 was $52,739, $1,366,689,310 and $295,426,273, respectively. $14,399,961 was transferred out of Level 1 into Level 2 during the period ended June 30, 2017.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2016	$52,739
Purchases	77,825
Sales	(52,037)
Realized gain (loss)	(383)
Change in unrealized gain (loss)	384
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at June 30, 2017	$78,528 *
Change in unrealized gain (loss) related to Investments still held at June 30, 2017	$703

*  Value of the security based on the amount it was known that it would be redeemed at, due to halt in active market.

EAFE Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$37,211,525	$—	$—	$37,211,525
Austria	—	34,077,808	—	34,077,808
China	296,046,617	131,431,505	—	427,478,122
Denmark	—	119,573,322	—	119,573,322
France	—	166,189,852	—	166,189,852
Germany	—	190,537,196	—	190,537,196
Hong Kong	—	142,526,227	—	142,526,227
India	—	13,336,126	—	13,336,126
Israel	16,894,582	—	—	16,894,582
Italy	—	209,254,832	—	209,254,832
Japan	—	413,207,994	—	413,207,994
Netherlands	—	129,478,981	—	129,478,981
Norway	—	16,314,323	—	16,314,323
Portugal	—	17,298,493	—	17,298,493
South Korea	—	12,594,203	—	12,594,203
Spain	—	182,162,264	—	182,162,264
Sweden	—	260,923,850	—	260,923,850
Switzerland	—	46,615,652	—	46,615,652
United Kingdom	—	138,463,356	630,400	139,093,756
United States	34,034,225	—	—	34,034,225
Total	$384,186,949	$2,223,985,984	$630,400	$2,608,803,333

For the EAFE Fund fair value of Level 3, Level 2 and Level 1 investments at December 31, 2016 was $390,165, $1,855,983,398 and $292,437,851, respectively. $10,322,368 was transferred out of Level 1 into Level 2 during the period ended June 30, 2017.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value:

Balance at December 31, 2016	$390,165
Purchases	624,761
Sales	(384,970)
Realized gain (loss)	(2,834)
Change in unrealized gain (loss)	3,278
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at June 30, 2017	$630,400 *
Change in unrealized gain (loss) related to Investments still held at June 30, 2017	$5,639

*  Value of the security based on the amount it was known that it would be redeemed at, due to halt in active market.

EAFE Choice Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$21,635,081	$—	$21,635,081
China	16,089,808	2,831,838	—	18,921,646
Denmark	—	18,365,337	—	18,365,337
Finland	—	4,965,116	—	4,965,116
France	—	4,839,789	—	4,839,789
Germany	—	18,250,046	—	18,250,046
Hong Kong	—	12,705,123	—	12,705,123
India	1,427,250	3,603,315	—	5,030,565
Japan	—	75,513,368	—	75,513,368
Portugal	—	6,552,642	—	6,552,642
Singapore	—	6,597,483	—	6,597,483
South Africa	—	10,137,409	—	10,137,409
South Korea	—	7,146,000	—	7,146,000
Spain	—	9,613,070	—	9,613,070
Sweden	—	21,976,432	—	21,976,432
Switzerland	9,667,358	25,114,616	—	34,781,974
Taiwan	7,109,955	—	—	7,109,955
United Kingdom	1,096,090	56,155,107	—	57,251,197
Total	$35,390,461	$306,001,772	$—	$341,392,233

For the EAFE Choice Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $258,450,244 and $30,759,359, respectively. $3,161,145 was transferred out of Level 1 into Level 2 during the period ended June 30, 2017.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

EAFE Pure Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$20,793,986	$—	$20,793,986
Denmark	—	16,650,185	—	16,650,185
Finland	—	4,942,782	—	4,942,782
France	—	4,731,892	—	4,731,892
Germany	—	18,439,096	—	18,439,096
Hong Kong	—	9,541,413	—	9,541,413
Japan	—	77,516,896	—	77,516,896
Portugal	—	6,069,232	—	6,069,232
Singapore	—	6,896,589	—	6,896,589
Spain	—	11,785,874	—	11,785,874
Sweden	—	25,533,021	—	25,533,021
Switzerland	8,796,319	26,464,721	—	35,261,040
United Kingdom	1,148,271	60,886,204	—	62,034,475
Total	$9,944,590	$290,251,891	$—	$300,196,481

For the EAFE Pure Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $165,001,501 and $5,124,866, respectively. There were no transfers between levels for the period ending June 30, 2017.

Emerging Markets Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$28,242,063	$—	$—	$28,242,063
Brazil	84,608,730	—	—	84,608,730
China	171,639,656	255,673,571	—	427,313,227
Hong Kong	—	115,720,776	—	115,720,776
India	—	256,757,283	—	256,757,283
Indonesia	—	26,487,070	—	26,487,070
Mexico	76,990,240	—	—	76,990,240
Philippines	—	14,792,082	—	14,792,082
Russia	11,528,055	48,757,409	—	60,285,464
South Africa	—	62,027,736	—	62,027,736
South Korea	12,417,476	180,454,893	5,410,902	198,283,271
Taiwan	—	240,456,043	—	240,456,043
Thailand	—	31,368,566	—	31,368,566
Turkey	—	12,567,641	—	12,567,641
United States	1,610,169	—	—	1,610,169
Total Common Stocks	387,036,389	1,245,063,070	5,410,902	1,637,510,361

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$20,915,827	$—	$—	$20,915,827
South Korea	—	41,877,714	—	41,877,714
Total Preferred Stocks	20,915,827	41,877,714	—	62,793,541
Total	$407,952,216	$1,286,940,784	$5,410,902	$1,700,303,902

For the Emerging Markets Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $1,052,849,853, and $275,066,835, respectively. $20,120,204 was transferred out of Level 2 into Level 1, $4,204,921 was transferred out of Level 2 into Level 3 and $11,162,030 was transferred out of Level 1 into Level 2 during the period ended June 30, 2017.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value:

Balance at December 31, 2016	$—
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	1,205,981
Transfers into Level 3	4,204,921
Transfers out of Level 3	—
Balance at June 30, 2017	$5,410,902	*
Change in unrealized gain (loss) related to Investments still held at June 30, 2017	$1,205,981

*  Security subject to fair value procedures performed by the Manager's Fair Valuation Group, due to trading suspension. The fair valuation group determined valuation at last traded price was appropriate, after considering other relevant factors such as stock specific news, performance of similar securities and movements in fx rates.

Global Alpha Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,180,900	$—	$6,180,900
Brazil	5,755,321	—	—	5,755,321
Canada	11,832,193	—	—	11,832,193
China	45,705,989	2,124,067	—	47,830,056
Denmark	—	23,724,556	—	23,724,556
France	—	5,584,470	—	5,584,470
Germany	—	36,567,273	—	36,567,273
Hong Kong	—	29,960,890	—	29,960,890
India	—	21,701,067	—	21,701,067
Ireland	16,119,117	28,064,230	—	44,183,347
Italy	—	4,341,657	—	4,341,657
Japan	—	61,813,424	—	61,813,424

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Netherlands	$14,633,177	$—	$—	$14,633,177
Norway	—	7,321,840	—	7,321,840
Russia	—	5,333,003	—	5,333,003
South Africa	—	37,219,932	—	37,219,932
South Korea	—	18,464,814	—	18,464,814
Spain	—	5,042,942	—	5,042,942
Sweden	—	20,458,941	—	20,458,941
Switzerland	—	26,431,643	—	26,431,643
Taiwan	26,257,757	3,186,026	—	29,443,783
United Kingdom	—	43,243,148	55,167	43,298,315
United States	432,216,597	—	—	432,216,597
Total	$552,520,151	$386,764,823	$55,167	$939,340,141

For the Global Alpha Equity Fund fair value of Level 3, Level 2 and Level 1 investments at December 31, 2016 was $28,397, $321,032,702 and $490,031,410, respectively. $4,919,299 was transferred out of Level 2 into Level 1 during the period ended June 30, 2017.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2016	$28,397
Purchases	54,673
Sales	(28,018)
Realized gain (loss)	(206)
Change in unrealized gain (loss)	321
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at June 30, 2017	$55,167 *
Change in unrealized gain (loss) related to Investments still held at June 30, 2017	$493

*  Value of the security based on the amount it was known that it would be redeemed at, due to halt in active market.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

Long Term Global Growth Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,132,796	$—	$—	$1,132,796
China	15,118,626	9,585,789	—	24,704,415
France	—	7,471,769	—	7,471,769
Germany	—	765,823	—	765,823
Hong Kong	—	1,865,672	—	1,865,672
Netherlands	—	1,903,155	—	1,903,155
Spain	—	4,461,019	—	4,461,019
Sweden	—	1,510,117	—	1,510,117
United States	61,978,740	—	—	61,978,740
Total	$78,230,162	$27,563,344	$—	$105,793,506

For the Long Term Global Growth Equity Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $17,588,477 and $53,395,872, respectively. There were no transfers between levels for the period ending June 30, 2017.

Baillie Gifford U.S. Equity Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$1,203,541	$—	$—	$1,203,541
Total	$1,203,541	$—	$—	$1,203,541

For the Baillie Gifford U.S. Equity Growth Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $0 and $988,059, respectively. There were no transfers between levels for the period ending June 30, 2017.

International Choice Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$24,639,745	$—	$24,639,745
Brazil	4,611,473	—	—	4,611,473
Canada	1,091,030	—	—	1,091,030
China	25,536,089	5,974,192	—	31,510,281
Denmark	—	22,056,483	—	22,056,483
Finland	—	5,498,644	—	5,498,644
France	—	4,409,738	—	4,409,738
Germany	—	20,310,148	—	20,310,148
Hong Kong	—	15,653,851	—	15,653,851
India	2,222,083	9,612,612	—	11,834,695

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$79,226,483	$—	$79,226,483
Malaysia	—	2,616,913	—	2,616,913
Mexico	2,711,159	—	—	2,711,159
Philippines	2,030,089	—	—	2,030,089
Portugal	—	5,491,679	—	5,491,679
Russia	—	2,401,521	—	2,401,521
Singapore	—	7,946,047	—	7,946,047
South Africa	—	16,089,042	—	16,089,042
South Korea	—	17,762,976	—	17,762,976
Spain	—	10,411,236	—	10,411,236
Sweden	—	25,015,771	—	25,015,771
Switzerland	9,616,155	27,326,166	—	36,942,321
Taiwan	11,364,727	10,491,337	—	21,856,064
Thailand	—	3,137,804	—	3,137,804
United Kingdom	1,394,953	65,074,521	—	66,469,474
Total	$60,577,758	$381,146,909	$—	$441,724,667

For the International Choice Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $291,728,776 and $48,702,277, respectively. $9,878,831 was transferred out of Level 1 into Level 2 during the period ended June 30, 2017.

It is each Fund's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The portfolio may hold securities which are periodically fair valued in accordance with the Funds' Pricing and Valuation Procedures. This may result in movements between Levels 1, 2, and 3 throughout the period which are given below each Fund's table.

The transfers between Level 1 and 2 were all as a result of using third party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Funds valued their securities and the earlier closing of foreign markets. The transfers into Level 3 were as a result of the securities becoming suspended from trading and therefore being subject to fair valuation procedures by the investment manager. With regard to the transfers from Level 1 into Level 2, quotations were still obtained from the Funds' third party pricing vendor. Pursuant to the Funds' fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. For the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Funds' securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal Taxes

Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments traded on overseas exchanges in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India on gains realized upon sale of Indian securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains may be carried forward to offset future gains. Funds with exposure to Indian securities accrue a deferred liability for tax on unrealized gains in excess of available carryforwards on Indian securities based on existing tax rates and holding periods of the securities. As of June 30, 2017, the Emerging Markets Fund recorded a receivable for Indian capital gains tax refund of $288,361. As of June 30, 2017 the Global Alpha Equity Fund recorded a deferred liability for potential future Indian capital gains taxes of $276,396 and the International Choice Fund recorded a deferred liability for potential future Indian capital gains taxes of $46,758.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. For the International Equity Fund, EAFE Fund, EAFE Choice Fund, Emerging Markets Fund, Global Alpha Equity Fund and International Choice Fund the tax periods 2013 through present remain subject to examination by the Internal Revenue Service. For the EAFE Pure Fund and Long Term Global Growth Equity Fund, the tax periods 2014 through present remain subject to examination. For the U.S. Equity Growth Fund, the tax period ended 2016 is subject to examination.

At December 31, 2016 for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

Fund	Capital Loss No Expiration	Capital Loss Available Total
International Equity	$—	$—
EAFE	—	—
EAFE Choice	7,507,574	7,507,574
EAFE Pure	3,684,286	3,684,286
Emerging Markets	27,705,851	27,705,851
Global Alpha Equity	18,762,547	18,762,547
Long Term Global Growth Equity	—	—
U.S. Equity Growth	—	—
International Choice	15,226,959	15,226,959

The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The amounts in the table below are characterized as short-term and long-term capital losses and have no expiration.

Fund	Short-Term Capital Losses	Long-Term Capital Losses
International Equity	$—	$—
EAFE	—	—
EAFE Choice	1,822,381	5,685,193
EAFE Pure	1,140,782	2,543,504
Emerging Markets	14,657,636	13,048,215
Global Alpha Equity	1,599,743	17,162,804
Long Term Global Growth Equity	—	—
U.S. Equity Growth	—	—
International Choice	—	15,226,959

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October losses/Late-Year Specified") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the year ended December 31, 2016, the Funds shown below incurred and will elect to defer net post-October losses as indicated.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

At December 31, 2016, the components of accumulated earnings on tax basis were as follows:

Fund	Undistributed Net Ordinary Income	Long Term Capital Gains	Capital Loss Carryforwards	Post October Capital/ Currency Losses	Net Unrealized Appreciation/ Depreciation on Investments and Foreign Currencies	Total Accumulated Earnings/ Deficit
International Equity	$—	$2,440,607	$—	$(132,765)	$395,646,573	$397,954,415
EAFE	244,677	267,510	—	—	390,235,293	390,747,480
EAFE Choice	30,597	—	(7,507,574)	(979,453)	10,292,149	1,835,719
EAFE Pure	75,410	—	(3,684,286)	(176,513)	(6,367,306)	(10,152,695)
Emerging Markets	—	—	(27,705,851)	(21,946,469)	64,688,689	15,036,369
Global Alpha Equity	—	—	(18,762,547)	(12,399)	138,370,406	119,595,460
Long Term Global Growth Equity	—	—	—	(927,121)	7,153,645	6,226,524
U.S. Equity Growth	651	—	—	—	(3,276)	(2,625)
International Choice	88,393	—	(15,226,959)	(1,279,617)	18,795,159	2,376,976

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to the differing book/tax treatment of realized losses on wash sales and mark to market income on securities categorized as PFICs.

For the year ended December 31, 2016, the following reclassifications have been made on the Statements of Assets and Liabilities as a result of certain differences in the computation of net investment income and net realized capital gains under U.S. federal income tax rules and regulations versus GAAP, such as the treatment of foreign currency gains and losses and the redesignation of dividends.

Fund	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gains (Losses) on Investments and Foreign Currency Transactions	Paid-in Capital
International Equity	$(3,685,275)	$3,685,275	$—
EAFE	(3,679,284)	3,679,284	—
EAFE Choice	(729,050)	729,050	—
EAFE Pure	(489,450)	489,450	—
Emerging Markets	(744,353)	955,532	(211,179)
Global Alpha Equity	(100,807)	100,807	—
Long Term Global Growth Equity	329,033	51,879	(380,912)
U.S. Equity Growth	361	(361)	—
International Choice	(699,963)	699,963	—

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds' policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

For the years ended December 31, 2016 and December 31, 2015, the tax characters of the dividends paid were:

Fund	Ordinary Income 2016	Long Term Capital Gains 2016	Return of Capital 2016	Ordinary Income 2015	Return of Capital 2015	Long Term Capital Gains 2015
International Equity	$24,716,327	$23,695,901	$—	$36,848,788	$—	$16,110,399
EAFE	15,659,306	101,073,397	—	19,494,536	—	33,582,611
EAFE Choice	3,673,930	—	—	3,136,399	62,705	—
EAFE Pure	2,430,664	—	—	1,657,148	—	—
Emerging Markets	12,494,261	—	207,935	8,839,141	—	288,098
Global Alpha Equity	5,050,014	2,554,846	—	5,735,283	—	8,717,919
LT Global Growth Equity	—	478,647	—	165,887	—	590,983
U.S. Equity Growth	—	—	—	—	—	—
International Choice	4,399,276	—	—	4,871,426	125,876	—

For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

Note B — Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the Securities and Exchange Commission (the "SEC"), is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds, each Fund paid the Manager a quarterly management fee, in arrears, at the following annual rate of the respective Fund's average net assets as of June 30, 2017

Fund	Management Fee
International Equity	0.35%
EAFE	0.35%
EAFE Choice	0.35%
EAFE Pure	0.35%
Emerging Markets	0.55%
Global Alpha Equity	0.40%
Long Term Global Growth Equity	0.45%
U.S Equity Growth	0.33%
International Choice	0.35%

Effective May 1, 2017, with respect to all class shares the advisory fee paid by each Fund under the Advisory Agreement is subjected to a breakpoint. For further information, please see the latest prospectus.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

The Manager has contractually agreed to waive its fees and/or bear other expenses of The Long Term Global Growth Equity Fund through April 30, 2018 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses) exceed 0.77% for Class 2 shares, 0.70% for Class 3 shares, 0.67% for Class 4 shares, 0.62% for Class 5 shares, 0.77% for Class K shares, and 0.92% for Institutional Class shares.

The Manager has also contractually agreed to waive its fees and/or bear other expenses of The U.S. Equity Growth Fund through April 30, 2018 to the extent that the Fund's Total Annual Operating Expenses (excluding interest, taxes and extraordinary expenses) exceed 0.57% for Class K shares, and 0.72% for Institutional Class shares.

Baillie Gifford Funds Services LLC ("BGFS"), a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Funds.

Each Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pay the Manager a fee at the annualized rate of the Funds' average daily net assets attributed to each class of share as follows:

	International Equity	EAFE	EAFE Choice	EAFE Pure	Emerging Markets	Long Term Global Global Alpha Equity	Growth Equity	International Choice
Class 2	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Class 3	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Class 4	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Class 5	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%

The administration and supervisory fee payable by the Trust on behalf of each Fund shall be computed at the annual rates noted below:—

Class	Administration and Supervisory Fee
Class K	0.17%
Institutional Class	0.17%

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding in-kind purchases and redemptions and short-term securities) for the six months ended June 30, 2017 were as follows:

Fund	Purchases	Sales
International Equity	$91,002,696	$146,525,390
EAFE	99,365,061	177,062,618
EAFE Choice	12,333,832	14,417,311
EAFE Pure	100,665,749	8,371,955
Emerging Markets	200,912,174	185,501,488
Global Alpha Equity	64,666,184	85,084,180
Long Term Global Growth Equity	13,287,212	2,592,018
U.S. Equity Growth	78,692	84,602
International Choice	55,246,278	22,873,438

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

The Funds' cost of investments and gross unrealized appreciation (depreciation) at June 30, 2017 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
International Equity	$1,224,203,797	$739,254,449	$(39,446,154)	$699,808,295
EAFE	1,668,994,250	1,057,726,969	(117,917,886)	939,809,083
EAFE Choice	278,899,555	76,728,005	(14,235,327)	62,492,678
EAFE Pure	269,777,382	39,728,462	(9,309,363)	30,419,099
Emerging Markets	1,283,248,276	460,481,456	(43,425,830)	417,055,626
Global Alpha Equity	677,612,877	286,331,853	(24,604,589)	261,727,264
Long Term Global Growth Equity	74,264,099	33,276,835	(1,747,428)	31,529,407
International Choice	359,686,526	99,982,442	(17,944,301)	82,038,141
U.S. Equity Growth	987,832	232,385	(16,676)	215,709

Note D — Transactions in Shares of Beneficial Interest

	International Equity Fund
	Class 1 Shares For the Period Ended June 30, 2017		Class 2 Shares For the Six Months Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	135	$1,504	1,827,814	$21,816,826
Purchase fees	—	129	—	3,746
Redemption fees	—	206	—	5,977
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(1,855,127)	(21,814,876)	(1,094,731)	(14,251,251)
Net increase (decrease)	(1,854,992)	$(21,813,037)	733,083	$7,575,298
	International Equity Fund
	Class 3 Shares For the Six Months Ended June 30, 2017		Class 5 Shares For the Six Months Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	561,806	$6,939,223	—	$—
Purchase fees	—	5,862	—	1,085
Redemption fees	—	9,457	—	1,728
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	(3,733,624)	(47,116,116)	(1,500,392)	(20,500,000)
Net increase (decrease)	(3,171,818)	$(40,161,574)	(1,500,392)	$(20,497,187)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

	International Equity Fund
	Class K Shares For the Period Ended June 30, 2017		Institutional Class Shares For the Period Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	402	$5,000	402	$5,000
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	402	$5,000	402	$5,000
	International Equity Fund
	Class 1 Shares For the Period Ended December 31, 2016		Class 2 Shares For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	1,804,363	$18,721,547	18,649,438	$197,471,010
Purchase fees	—	404	—	25,933
Redemption fees	—	986	—	37,355
Shares issued in reinvestment of dividends and distributions	50,629	545,821	1,530,262	16,800,244
Shares redeemed	—	—	(33,640,173)	(363,708,396)
Net increase (decrease)	1,854,992	$19,268,758	(13,460,473)	$(149,373,854)
	International Equity Fund
	Class 3 Shares For the Year Ended December 31, 2016		Class 5 Shares For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	28,870,850	$314,718,178	—	$—
Purchase fees	—	31,311	—	6,808
Redemption fees	—	45,973	—	9,709
Shares issued in reinvestment of dividends and distributions	2,343,575	25,982,896	443,774	5,083,267
Shares redeemed	(20,158,056)	(216,391,115)	(1,435,575)	(17,199,199)
Net increase (decrease)	11,056,369	$124,387,243	(991,801)	$(12,099,415)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

	EAFE Fund
	Class 1 Shares For the Period Ended June 30, 2017		Class 2 Shares For the Six Months Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	142	$1,508	8,580,636	$97,104,984
Purchase fees	—	279	—	11,880
Redemption fees	—	100	—	16,484
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(1,838,303)	(20,817,261)	(7,846,168)	(96,578,642)
Net increase (decrease)	(1,838,161)	$(20,815,374)	734,468	$554,706
	EAFE Fund
	Class 3 Shares For the Six Months Ended June 30, 2017		Class 4 Shares For the Six Months Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	—	$—	786,244	$10,000,000
Purchase fees	—	6,994	—	3,256
Redemption fees	—	8,105	—	4,201
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(6,515,726)	(75,008,559)	—	—
Net increase (decrease)	(6,515,726)	$(74,993,460)	786,244	$10,007,457
	EAFE Fund
	Class 5 Shares For the Six Months Ended June 30, 2017		Class K Shares For the Period Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	—	$—	416	$5,000
Purchase fees	—	12,563	—	—
Redemption fees	—	16,205	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	$28,768	416	$5,000

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

EAFE Fund
Institutional Class Shares For the Period Ended June 30, 2017
	Shares	Amount
Shares sold	416	$5,000
Purchase fees	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase	416	$5,000

	EAFE Fund
	Class 1 Shares For the Period Ended December 31, 2016		Class 2 Shares For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	4,698,114	$47,348,253	6,086,887	$63,886,179
Purchase fees	—	1,029	—	34,321
Redemption fees	—	1,595	—	32,039
Shares issued in reinvestment of dividends and distributions	96,772	969,616	3,840,670	38,642,083
Shares redeemed	(2,956,724)	(30,384,500)	(6,964,934)	(72,383,976)
Net increase	1,838,162	$17,935,993	2,962,623	$30,210,646
	EAFE Fund
	Class 3 Shares For the Year Ended December 31, 2016		Class 4 Shares For the Period Ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	19,421,551	$197,212,132	18,892,940	$217,043,346
Purchase fees	—	28,671	—	2,941
Redemption fees	—	27,583	—	2,280
Shares issued in reinvestment of dividends and distributions	2,333,635	23,564,955	1,063,818	10,705,515
Shares redeemed	(25,372,008)	(284,259,708)	(18,867,216)	(191,724,888)
Net increase (decrease)	(3,616,822)	$(63,426,367)	1,089,542	$36,029,194

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

	EAFE Fund
	Class 5 Shares For the Year Ended December 31, 2016
	Shares	Amount
Shares sold	—	$—
Purchase fees	—	36,592
Redemption fees	—	34,541
Shares issued in reinvestment of dividends and distributions	4,195,386	42,410,685
Shares redeemed	—	—
Net increase	4,195,386	$42,481,818

	EAFE Choice Fund
	Class 1 Shares For the Period Ended June 30, 2017		Class 2 Shares For the Six Months Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	117	$1,497	139,009	$2,006,737
Purchase fees	—	—	—	1,361
Redemption fees	—	—	—	4,257
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(352)	(4,741)	(433,919)	(6,004,004)
Net decrease	(235)	$(3,244)	(294,910)	$(3,991,649)
	EAFE Choice Fund
	Class 3 Shares For the Six Months Ended June 30, 2017		Class K Shares For the Period Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	54,082	$690,799	353	$5,000
Purchase fees	—	100	—	—
Redemption fees	—	318	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(84,419)	(1,210,571)	—	—
Net increase (decrease)	(30,337)	$(519,354)	353	$5,000

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

EAFE Choice Fund
Institutional Class Shares For the Period Ended June 30, 2017
	Shares	Amount
Shares sold	353	$5,000
Purchase fees	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	353	$5,000

	EAFE Choice Fund
	Class 1 Shares For the Period Ended December 31, 2016		Class 2 Shares For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	870,137	$10,978,072	5,205,400	$64,883,358
Purchase fees	—	7,278	—	100,782
Redemption fees	—	781	—	24,442
Shares issued in reinvestment of dividends and distributions	3	39	275,500	3,413,749
Shares redeemed	(2,438,388)	(30,703,470)	(1,882,174)	(24,097,363)
Net increase (decrease)	(1,568,248)	$(19,717,300)	3,598,726	$44,324,968

	EAFE Choice Fund
	Class 3 Shares For the Year Ended December 31, 2016
	Shares	Amount
Shares sold	214,939	$2,715,447
Purchase fees	—	8,214
Redemption fees	—	1,724
Shares issued in reinvestment of dividends and distributions	20,799	260,142
Shares redeemed	(210,489)	(2,710,863)
Net increase	25,249	$274,664

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

	EAFE PURE Fund
	Class 1 Shares For the Period Ended June 30, 2017		Class 2 Shares For the Six Months Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	154	$1,497	1,993,559	$19,964,711
Purchase fees	—	5	—	198,413
Redemption fees	—	—	—	3,003
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(461)	(4,715)	(305,936)	(3,003,003)
Net increase (decrease)	(307)	$(3,213)	1,687,623	$17,163,124
	EAFE PURE Fund
	Class 3 Shares For the Six Months Ended June 30, 2017		Class K Shares For the Period Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	7,086,028	$74,325,352	466	$5,000
Purchase fees	—	1	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	7,086,028	$74,325,353	466	$5,000

EAFE PURE Fund
Institutional Class Shares For the Period Ended June 30, 2017
	Shares	Amount
Shares sold	466	$5,000
Purchase fees	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase	466	$5,000

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

	EAFE PURE Fund
	Class 1 Shares For the Period Ended December 31, 2016		Class 2 Shares For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	303	$2,994	—	$—
Purchase fees	—	—	—	6
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	5	44	256,259	2,430,621
Shares redeemed	—	—	—	—
Net increase	308	$3,038	256,259	$2,430,627
	Emerging Markets Fund
	Class 1 Shares For the Period Ended June 30, 2017		Class 2 Shares For the Six Months Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	96	$5,696	2,787,413	$49,646,883
Purchase fees	—	281	—	4,567
Redemption fees	—	—	—	4,199
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(500,747)	(8,699,086)	—	—
Net increase (decrease)	(500,651)	$(8,693,109)	2,787,413	$49,655,649
	Emerging Markets Fund
	Class 3 Shares For the Six Months Ended June 30, 2017		Class 5 Shares For the Six Months Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Purchase fees	—	4,814	—	40,345
Redemption fees	—	3,560	—	29,835
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(1,083,338)	(20,037,594)
Net increase (decrease)	—	$8,374	(1,083,338)	$(19,967,414)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

	Emerging Markets Fund
	Class K Shares For the Period Ended June 30, 2017		Institutional Class Shares For the Period Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	274	$5,000	274	$5,000
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	274	$5,000	274	$5,000
	Emerging Markets Fund
	Class 1 Shares For the Period Ended December 31, 2016		Class 2 Shares For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	496,351	$7,035,259	4,229,576	$69,655,261
Purchase fees	—	809	—	35,040
Redemption fees	—	14	—	1,637
Shares issued in reinvestment of dividends and distributions	4,300	63,550	73,367	1,102,014
Shares redeemed	—	—	(935,781)	(13,454,743)
Net increase	500,651	$7,099,632	3,367,162	$57,339,209
	Emerging Markets Fund
	Class 3 Shares For the Period Ended December 31, 2016		Class 4 Shares For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	8,297,326	$122,132,513	—	$—
Purchase fees	—	13,857	—	46,053
Redemption fees	—	241	—	2,003
Shares issued in reinvestment of dividends and distributions	78,731	1,191,919	—	—
Shares redeemed	—	—	(6,500,627)	(110,086,301)
Net increase (decrease)	8,376,057	$123,338,530	(6,500,627)	$(110,038,245)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

	Emerging Markets Fund
	Class 5 Shares For the Year Ended December 31, 2016
	Shares	Amount
Shares sold	7,003,622	$119,060,276
Purchase fees	—	439,341
Redemption fees	—	21,089
Shares issued in reinvestment of dividends and distributions	667,883	10,344,713
Shares redeemed	(59,981)	(1,002,506)
Net increase	7,611,524	$128,862,913

	Global Alpha Equity Fund
	Class 1 Shares For the Period Ended June 30, 2017		Class 2 Shares For the Six Months Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	102	$1,498	813,070	$12,987,462
Purchase fees	—	—	—	5,472
Redemption fees	—	—	—	6,754
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(319)	(4,965)	(674,270)	(11,502,002)
Net increase (decrease)	(217)	$(3,467)	138,800	$1,497,686
	Global Alpha Equity Fund
	Class 3 Shares For the Six Months Ended June 30, 2017		Class K Shares For the Period Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	—	$—	302	$5,000
Purchase fees	—	14,033	—	—
Redemption fees	—	17,770	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(1,425,485)	(22,522,523)	—	—
Net increase (decrease)	(1,425,485)	$(22,490,720)	302	$5,000

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

Global Alpha Equity Fund
Institutional Class Shares For the Period Ended June 30, 2017
	Shares	Amount
Shares sold	302	$5,000
Purchase fees	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase	302	$5,000

	Global Alpha Equity Fund
	Class 1 Shares For the Period Ended December 31, 2016		Class 2 Shares For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	216	$2,996	7,593,796	$102,389,191
Purchase fees	—	1	—	50,495
Redemption fees	—	—	—	12,291
Shares issued in reinvestment of dividends and distributions	2	26	164,823	2,377,207
Shares redeemed	—	—	(7,363,426)	(108,680,958)
Net increase (decrease)	218	$3,023	395,193	$(3,851,774)

	Global Alpha Equity Fund
	Class 3 Shares For the Year Ended December 31, 2016
	Shares	Amount
Shares sold	13,816,078	$206,629,056
Purchase fees	—	107,459
Redemption fees	—	21,142
Shares issued in reinvestment of dividends and distributions	354,436	5,227,626
Shares redeemed	(9,262,478)	(128,628,662)
Net increase	4,908,036	$83,356,621

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

	Long Term Global Growth Equity Fund
	Class 1 Shares For the Period Ended June 30, 2017		Class 2 Shares For the Six Months Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	1,805	$19,028	971,663	$12,864,000
Purchase fees	—	1,663	—	4,974
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(1,118,879)	(12,790,798)	—	—
Net increase (decrease)	(1,117,074)	$(12,770,107)	971,663	$12,868,974
	Long Term Global Growth Equity Fund
	Class 4 Shares For the Six Months Ended June 30, 2017		Class K Shares For the Period Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	725,715	$10,988,978	358	$5,000
Purchase fees	—	4,405	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	725,715	$10,993,383	358	$5,000

Long Term Global Growth Equity Fund
Institutional Class Shares For the Period Ended June 30, 2017
	Shares	Amount
Shares sold	358	$5,000
Purchase fees	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase	358	$5,000

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

	Long Term Global Growth Equity Fund
	Class 1 Shares For the Year Ended December 31, 2016		Class 2 Shares For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	100,133	$1,066,932	—	$—
Purchase fees	—	141	—	425
Redemption fees	—	2,214	—	6,897
Shares issued in reinvestment of dividends and distributions	6,652	68,401	16,271	193,711
Shares redeemed	—	—	(209,222)	(2,502,502)
Net increase (decrease)	106,785	$1,137,688	(192,951)	$(2,301,469)

	Long Term Global Growth Equity Fund
	Class 4 Shares For the Year Ended December 31, 2016
	Shares	Amount
Shares sold	—	$—
Purchase fees	—	502
Redemption fees	—	6,965
Shares issued in reinvestment of dividends and distributions	15,793	216,535
Shares redeemed	(1,004,102)	(13,573,574)
Net decrease	(988,309)	$(13,349,572)

	U.S. Equity Growth Fund
	Class 1 Shares For the Period Ended June 30, 2017		Class K Shares For the Period Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	—	$—	99,970	$1,148,660
Purchase fees	—	—	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(100,000)	(1,148,660)	—	—
Net increase (decrease)	(100,000)	$(1,148,660)	99,970	$1,148,660

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

U.S. Equity Growth Fund
Institutional Class Shares For the Period Ended June 30, 2017
	Shares	Amount
Shares sold	435	$5,000
Purchase fees	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase	435	$5,000
U.S. Equity Growth Fund
Class 1 Shares For the Period Ended December 31, 2016
	Shares	Amount
Shares sold	100,000	$1,000,000
Purchase fees	—	—
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase	100,000	$1,000,000

	International Choice Fund
	Class 1 Shares For the Period Ended June 30, 2017		Class 2 Shares For the Six Months Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,452,165	$18,249,954
Purchase fees	—	3,420	—	46,266
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(1,434,417)	(17,850,819)	—	—
Net increase (decrease)	(1,434,417)	$(17,847,399)	1,452,165	$18,296,220

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

	International Choice Fund
	Class 3 Shares For the Six Months Ended June 30, 2017		Class 4 Shares For the Six Months Ended June 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	—	$19	2,650,821	$34,081,343
Purchase fees	—	22,875	—	—
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	$22,894	2,650,821	$34,081,343
	International Choice Fund
	Class 1 Shares For the Year Ended December 31, 2016		Class 2 Shares For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	—	$—	34,587	$399,160
Purchase fees	—	40	—	535
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	17,296	194,799	243,617	2,772,340
Shares redeemed	—	—	—	—
Net increase	17,296	$194,839	278,204	$3,172,035

	International Choice Fund
	Class 3 Shares For the Year Ended December 31, 2016
	Shares	Amount
Shares sold	—	$—
Purchase fees	—	265
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	124,536	1,432,137
Shares redeemed	—	—
Net increase	124,536	$1,432,402

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

The Funds charged the following purchase fees and redemption fees for the period January 1, 2017 to April 30, 2017:

Fund	Purchase Fees	Redemption Fees
International Equity	0.21%	0.10%
EAFE	0.21	0.10
EAFE Choice	0.21	0.10
EAFE Pure	0.21	0.10
Emerging Markets	0.20	0.25
Global Alpha Equity	0.15	0.10
Long Term Global Growth Equity	0.10	0.10
U.S. Equity Growth	0.06	0.06
International Choice	0.21	0.10

Effective May 1, 2017 the purchase and redemption fees were removed from all funds

Note E — Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act as of June 30, 2017, listed as follows:

Fund	Investor	Percentage
EAFE	Kentucky Teachers Retirement System	37.17%
EAFE Pure	El Paso Firemen & Policemen's Pension Fund	26.61%
Emerging Markets	Board of Trustees for the Maryland State Retirement and Pension System	37.45%
Long Term Global Growth Equity	Nissan Employee Retirement Plan	46.79%
Long Term Global Growth Equity	Longwood Foundation, Inc.	39.79%
U.S. Equity Growth	Baillie Gifford International LLC	100%
International Choice	Municipal Fire & Police Retirement System of Iowa	28.93%

Purchase and Redemption activity of these accounts may have a significant effect on the operation of each Fund.
Note F — Commitments and Contingencies

Each of the Funds indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G — New Accounting Pronouncement

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2017

Note H — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

Effective July 1, 2017, Pamela Cox was appointed as a Disinterested Trustee of the Trust.

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2017

Management of the Trust

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information.

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation and Other Directorships Held During Past 5 Years(3)	Number of Funds in Fund complex overseen by Trustee(4)
Disinterested Trustees
George W. Browning 1941	Trustee	Since 2007	Retired. Formerly: Managing Director, Client Service, Babson Capital Management, LLC (investment adviser).	10
Howard W. Chin 1952	Trustee	Since 2015	Retired. Formerly: Managing Director, Investments, Guardian Life Insurance (financial services).	10
Bruce C. Long 1945	Trustee	Since 2009	Global Financial Consultant. Formerly: Executive Vice President and director of various entities, Guardian Life Insurance (financial services).	10
Robert E. Rigsby 1949	Trustee	Since 2014	Retired. Formerly: President & COO, Delivery Business at Dominion Resources, Inc. (electric and gas utility).	10
Interested Trustee
David Salter(5) 1975	Trustee, Chairman of the Board, and President	Since 2014	Partner, Baillie Gifford & Co. (investment adviser); Manager, Baillie Gifford International LLC with oversight of products offered to the North American market.	10

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation During Past 5 Years(3)
Officers (other than Officers who are also Trustees)
Andrew Telfer 1967	Vice President	Since 2008	Managing Partner, Baillie Gifford & Co. (investment adviser); Director, Baillie Gifford Overseas Limited (investment adviser).
Michael Stirling-Aird 1977	Vice President	Since 2012	Client Service Director, Baillie Gifford Overseas Limited (investment adviser).
Julie Paul 1975	Vice President	Since 2012	Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).
Tim Campbell 1975	Vice President	Since 2014	Partner, Baillie Gifford & Co. (investment adviser); Manager, Baillie Gifford International LLC with oversight of marketing performed in North America.
Lindsay Cockburn 1978	Treasurer	Since 2015	Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).
Gareth Griffiths 1973	Chief Legal Officer and Secretary	Since 2015	Senior Legal Advisor for the Baillie Gifford Group (investment adviser).

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2017

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation During Past 5 Years(3)
Officers (other than Officers who are also Trustees)
Graham Laybourn 1966	Chief Compliance Officer	Since 2005	Partner, Baillie Gifford & Co. (investment adviser); Group Compliance Officer, Director of Compliance and Legal, Baillie Gifford Group (investment adviser).
Evan Delaney 1969	Chief Risk Officer	Since 2013	Group Chief Risk Officer, Director of Business Risk and Internal Audit, Baillie Gifford Group (investment adviser).
Lesley-Anne Archibald 1988	Vice President	Since 2017	Assistant Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment advisor).

(1)  The address of each Trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(2)  There is no stated term of office for the Trustees and a Trustee may serve until such Trustee reaches the age of 75 years. Thereafter, such Trustee offers to tender his or her resignation from the Board, and the Nominating and Governance Committee, at its discretion, makes a recommendation to the Board whether to accept or reject such resignation annually. The Chairman of the Board and President of the Trust are elected annually by the Board of Trustees. Other officers may be elected or appointed by the Trustees at any time.

(3)  Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.

(4)  The number of Funds in the Fund complex overseen by the Trustee includes the Asia ex Japan Fund, a series of the Trust which has not yet commenced operations.

(5)  David Salter is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his positions with the Manager (Baillie Gifford Overseas Ltd.) and his role as an officer of the Trust.

Additional information regarding the Trustees is in the Funds' Statement of Additional Information and is available upon request, without charge, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000.

A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or by accessing the

Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Each of the Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds' holdings can also be found at Baillie Gifford Funds website: http://USmutualfund.bailliegifford.com

BOARD CONSIDERATION REGARDING
2017 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2017

BAILLIE GIFFORD FUNDS

On June 22, 2017, the Board of Trustees (the "Board") of the Baillie Gifford Funds (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of The International Equity Fund, The International Choice Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund, The Asia Ex Japan Fund and The U.S. Equity Growth Fund, respectively, (each a "Fund" and collectively, the "Funds") and Baillie Gifford Overseas Limited (the "Manager"). As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge (an independent provider of mutual fund data, "Broadridge") and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information and the Manager provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement. The Independent Trustees then presented their findings to the Board.

The Board concluded that it was in the best interests of each Fund to renew the Advisory Agreement. In reaching this conclusion for the Funds, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The International Equity Fund, The International Choice Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund and the U.S. Equity Growth Fund

The Board considered the nature, extent and quality of the services provided by the Manager to The International Equity Fund, The International Choice Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund and the U.S. Equity Growth Fund. The Board noted that: (1) pursuant to the Funds' Advisory Agreement, the Manager provides portfolio management services to the Funds and receives a management fee; (2) pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement for Class 2, Class 3, Class 4 and Class 5 shares the Manager receives a "shareholder service fee," the amount of which varies among the share classes; and (3) pursuant to a separate Administration, Supervisory and Sub-Accounting Services Plan and Administration and Supervisory Agreement for Institutional Class and Class K (effective May 1, 2017) shares the Manager receives an "administration and supervisory fee" (the "shareholder service fee" and "administration and supervisory fee" together are referred to as "Class specific fees"). The Board considered the background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust, reviewed information regarding each Fund's performance, management fee, administration and supervisory fee for all Funds except the International Choice Fund and shareholder service fee for the International Choice Fund and expense ratio compared to similar funds and considered the experience of the Manager in providing services to each Fund. In evaluating the management fee paid by each Fund, and in particular when assessing comparative data, the Board considered not only the management fee, but also the combination of the Fund's management fee and Class specific fees. The Board also reviewed the Manager's financial statements. The Board considered other benefits derived by the Manager from its relationship to the Funds, including receipt of the Class specific fees. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager's revenues received with respect to the Funds and the nature of the Manager's resources expended in providing solely advisory services as well as shareholder services to the Funds. The Board considered the Manager's estimated profitability with respect to the Funds and concluded that it was not unreasonable.

BOARD CONSIDERATION REGARDING
2017 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2017

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Funds were reasonable and fair and that the continuation of the Advisory Agreement was in the best interests of each Fund. The Board noted the following items specific to the referenced Funds.

The International Equity Fund

The Board reviewed total return information for the one-, three-, five-year and since inception (February 29, 2008) periods ended March 31, 2017 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns from 2008 through 2016. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-, three-, five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the administration and supervisory fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the administration and supervisory fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The International Choice Fund

The Board reviewed total return information for the one-, three-year and since inception (September 24, 2012) periods ended March 31, 2017 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns from 2012 through 2016. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year period and was above the benchmark index and the average of the performance universe for the three-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 2 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 2 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The EAFE Fund

The Board reviewed total return information for the one-, three-, five-year and since inception (March 31, 2008) periods ended March 31, 2017 for the Fund compared to a benchmark index (MSCI EAFE Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns from 2008

BOARD CONSIDERATION REGARDING
2017 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2017

through 2016. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-, three- and five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the administration and supervisory fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the administration and supervisory fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The EAFE Choice Fund

The Board reviewed total return information for the one-, three-, five-year and since inception (December 31, 2009) periods ended March 31, 2017 for the Fund compared to a benchmark index (MSCI EAFE Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns from 2010 through 2016. The Board noted that the Fund's total return was below the benchmark index and above the average of the performance universe for the one-year period, and above the benchmark index and the average of the performance universe for the three-, five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the administration and supervisory fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the administration and supervisory fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum in the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The EAFE Pure Fund

The Board reviewed total return information for the one-year and since inception (April 15, 2014) periods ended March 31, 2017 for the Fund compared to a benchmark index (MSCI EAFE Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2014 through 2016. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year period and above the benchmark index and the average of the performance universe for the since inception period. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the administration and supervisory fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the administration and supervisory fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board

BOARD CONSIDERATION REGARDING
2017 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2017

considered that the management fee was on the low end of the spectrum in the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The Emerging Markets Fund

The Board reviewed total return information for the one-, three-, five-, ten-year and since inception (April 30, 2003) periods ended March 31, 2017 for the Fund compared to a benchmark index (MSCI Emerging Markets Index) and to an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns from 2007 through 2016. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-, three-, five-, ten-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the administration and supervisory fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the administration and supervisory fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum in the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The Global Alpha Equity Fund

The Board reviewed total return information for the one-, three-, five-year and since inception (November 30, 2011) periods ended March 31, 2017 for the Fund compared to a benchmark index (MSCI ACWI Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2011 through 2016. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-, three-, five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the administration and supervisory fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the administration and supervisory fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee rate was on the low end of the spectrum in the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The Long Term Global Growth Equity Fund

The Board reviewed total return information for the one-year and since inception (June 10, 2014) periods ended March 31, 2017 for the Fund compared to a benchmark index (MSCI ACWI Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2014 through 2016. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

BOARD CONSIDERATION REGARDING
2017 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2017

The Board reviewed the Fund's management fee (plus the administration and supervisory fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the administration and supervisory fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum in the expense peer group and also considered the expense limitation in place through April 30, 2018. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The U.S. Equity Growth Fund

The Board noted that there was limited performance information available for the Fund since it had commenced operations on December 5, 2016. The Board noted that in evaluating the performance of the Fund, they were taking into account their accumulated experience as Board members in working with the Manager on matters relating to a fund's performance. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the administration and supervisory fee) and estimated total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the administration and supervisory fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund had recently commenced operations, that the management fee was on the low end of the spectrum in the expense peer group and also considered the expense limitation in place through April 30, 2018. On the basis of the information provided, the Board concluded that the management fee was reasonable.

The Asia Ex Japan Fund

The Asia Ex Japan Fund

For the Asia Ex Japan Fund, in evaluating the materials provided by the Manager, the Board noted that the Fund had not yet commenced operations and thus there was no performance.

The Board considered that based on the satisfactory level of services provided by the Manager to the existing Funds, they would expect that the nature, extent and quality of the services to be provided by the Manager to the Asia Ex Japan Fund would be similarly satisfactory when the Fund commences operations. In reaching this conclusion the Board reviewed information regarding the Manager and its investment advisory business, background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust and the Manager's financial statements.

The Board noted that there was no performance information available for the Fund. The Board also noted that since the Fund had not yet commenced operations and thus generated no management fees for the Manager, there were no profits to consider. The Board considered other benefits that would be derived by the Manager from its relationship to the Fund upon the commencement of its operations, including an administration and supervisory fee.

The Board reviewed the Fund's management fee (plus the administration and supervisory fee) and estimated total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the administration and supervisory fee) was below the average management fee of the

BOARD CONSIDERATION REGARDING
2017 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2017

expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. With respect to economies of scale, the Board considered that the Fund was not operational and thus economies of scale were not applicable. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Funds were reasonable and fair and that the continuation of the Advisory Agreement was in the best interests of each Fund.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)               Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)               In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report or Form N-CSR.

The EAFE Choice Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0006886750	3,109	03/17/2017	14,461	Sudan Accountability and Divestment Act of 2007;

The EAFE Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0006886750	39,167 49,424	04/21/2017 06/22/2017	2,439,014	Sudan Accountability and Divestment Act of 2007;

The Global Alpha Equity Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0006886750	9,975	02/28/2017	0	Sudan Accountability and Divestment Act of 2007;
Atlas Copco B	ATCO B	SE0006886768	2,793	02/28/2017	329,330	Sudan Accountability and Divestment Act of 2007;

The Long Term Global Growth Equity Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0006886750	2,574 3,331 1,337 557 1,061 197 906	03/22/2017 03/23/2017 03/30/2017 03/31/2017 04/04/2017 04/04/2017 04/05/2017	39,273	Sudan Accountability and Divestment Act of 2007;

The International Equity Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco B	ATCO B	SE0006886768	18,995	03/03/2017	1,258,849	Sudan Accountability and Divestment Act of 2007;

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                  Not applicable.

(b)                                 Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)

Date	September 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)

Date	September 8, 2017

By (Signature and Title)*	/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date	September 8, 2017

* Print the name and title of each signing officer under his or her signature.